U. S.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2918

DUPREE MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Address of Principal Executive Offices) (Zip Code)

Allen E. Grimes, III

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code (859) 254-7741

Date of fiscal year end: June 30, 2020

Date of reporting period: July 1, 2019 through June 30, 2020

Item 1. Report to Stockholders

June 30, 2020

ANNUAL REPORT

TO SHAREHOLDERS

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless a request is made specifically to Dupree Mutual Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Dupree Mutual Funds website (www.dupree-funds.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at www.dupree-funds.com (for accounts held directly with Dupree).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with Dupree, you may inform Dupree Mutual Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 866-0614. Your election to receive reports in paper will apply to all funds held with Dupree Mutual Funds or through your financial intermediary.

ABOUT DUPREE MUTUAL FUNDS

In 1941, Dupree & Company, Inc. began business in Harlan, Kentucky as a small securities brokerage firm specializing in tax-exempt municipal bonds.

Over the years the firm, which in 1963 moved its offices to Lexington, Kentucky, grew to become a regional leader in public finance, helping to structure complex and innovative municipal bond financing for some of the largest public projects in the Commonwealth of Kentucky.

In 1979, Dupree & Company began what is now Dupree Mutual Funds with the Kentucky Tax-Free Income Series and became the Fund’s investment adviser. The Fund was one of the first single-state municipal bond funds in the country, and the first mutual fund to invest solely in Kentucky municipal bonds. Since then, several new offerings have been added to the Dupree Mutual Funds family:

Kentucky Tax-Free Short-to-Medium Series in 1987;

Intermediate Government Bond Series in 1992;

Tennessee Tax-Free Income Series in 1993;

Tennessee Tax-Free Short-to-Medium Series in 1994;

North Carolina Tax-Free Income Series in 1995;

North Carolina Tax-Free Short-to-Medium Series in 1995;

Alabama Tax-Free Income Series in 2000;

Mississippi Tax-Free Income Series in 2000; and

Taxable Municipal Bond Series in 2010.

Today, after more than 60 years in business, Dupree continues to be a pioneer in the industry. Our Kentucky, Tennessee, and Mississippi Series are currently the ONLY 100% “no-load” municipal bond funds available in those states. No-load means simply that shares of the funds are offered directly to investors with no front or back-end sales charges, as opposed to load funds, which are sold through brokerage firms or other institutions that typically carry sales charges.

At Dupree Mutual Funds, our goal is a simple one: to offer investors a high-quality, low-cost way to invest in municipal and government bonds while providing superior service to our shareholders. We encourage you to let us know how we’re doing.

Management’s Discussion of Fund Performance:	Unaudited

Twelve Months Ended June 30, 2020i

The investment objective of our tax-free municipal bond funds is to provide a high level of tax-free income derived from state-specific municipal bonds without incurring undue risk to principal. The investment objective of our government bond fund is to provide a high level of taxable income derived from securities of the U.S. government and its agencies without incurring undue risk to principal. Similarly, the investment objective of the taxable municipal bond fund is to provide a high level of taxable income derived from taxable municipal securities without incurring undue risk to principal.

This report covers the twelve month period from July 1, 2019 through June 30, 2020 (the “reporting period”). Economic activity increased at a moderate pace throughout the reporting period. Real gross domestic product (GDP) expanded at a 2.6 percent annual rate during the third quarter of 2019 and at an annual rate of 2.4 percent during the fourth quarter. Economic growth was derailed in early to mid-March with the emergence of a global pandemic caused by COVID-19. The economy contracted sharply during the first quarter of 2020 with real GDP decreasing at a 5.0 percent annual rate. Real GDP declined at a 32.9 percent annual rate in the second quarter of 2020 which was the most severe decline since 1947. Economic activity during the second quarter was disproportionately affected by the extended lockdown related to the pandemic.

The labor market experienced substantial upheaval during the reporting period. The national unemployment rate started out the reporting period at 3.7 percent and ended the reporting period at 11.1 percent. Wage growth increased as the unemployment rate spiked with average hourly earnings increasing at a 5.0 percent annualized rate in June. The increase in average hourly earnings largely reflected substantial job losses among lower-paid workers as a result of the COVID-19 pandemic and efforts to contain it.

Key measures of inflation remained stable during most of the reporting period but then declined sharply in the second quarter of 2020 with the onset of the COVID-19 pandemic. Weak demand and large price declines for some goods and services such as apparel, gasoline, air travel, and hotels contributed to the fall in prices. The Fed’s preferred inflation index, the personal consumption expenditure price index (PCE), increased 0.8 percent on a year-over-year basis through June, well below the Fed’s 2.0 percent target rate. The core PCE, which excludes food and energy prices, increased 0.9 percent on an annual basis through June. Measures of near-term and longer-run inflation expectations remained stable over the past twelve months.

The Federal Open Market Committee (FOMC) eased monetary policy during the reporting period by lowering the fed funds target rate by one-quarter percentage point at each of its meetings held in July, September, and October of 2019. The FOMC then lowered the fed funds target rate by one-half percentage point on March 3 in between meetings and subsequently by a full percentage point on March 15. The fed funds target rate range at the end of the reporting period was 0.00%-0.25%. The FOMC’s near-zero interest rate policy reflects the devastating effects of COVID-19 on economic activity, employment, and inflation and the heightened risks to the economic outlook.

To provide stability to the financial system and to support the flow of credit to households, the FOMC established 11 separate credit and liquidity facilities under section 13(3) of the Federal Reserve Act. These facilities support two primary goals—stabilizing short-term funding markets and providing more direct support for credit across the economy. One such facility is the Municipal Liquidity Facility (“MLF”), which is designed to help state and local governments manage cash flow pressures. The MLF permits the FOMC to purchase up to $500 billion of short-term debt directly from U.S. states, counties, cities, and certain multistate entities. Congress is also currently considering extending additional financial assistance to states and cities as part of an additional stimulus package.

Prior to the onset of the COVID-19 pandemic, most states and cities were enjoying strong fiscal conditions. Consecutive years of faster-than-expected revenue growth had led to budget surpluses and replenishment of rainy day funds in many jurisdictions. The onset of the COVID-19 pandemic and resulting recession abruptly changed this situation for the worse.

States rely on personal income taxes and sales taxes for roughly 75 percent of their general fund revenue. These revenue streams have been hit hard in light of stay-at-home orders, business closures, and rising unemployment claims. In just a short period of time, state fiscal conditions have experienced a dramatic deterioration. In this new fiscal environment, states are facing tough decisions such as spending reductions, instituting layoffs, furloughs, hiring freezes, drawing down rainy day reserve balances, and deferring large capital projects. Many states have enacted full-year budgets for fiscal 2021, but these may need to be adjusted given the uncertain revenue outlook and the possibility that future federal aid may be forthcoming.

The municipal bond market posted solid returns for the twelve month period under review. The Bloomberg Barclays Municipal Bond Index (“BBMBI”), which tracks investment grade municipal securities across all sectors and maturities, had a total return of 4.45 percent for the twelve month period ended June 30, 2020. Bonds with longer maturities (especially in the 12-17 year range) outperformed bonds with shorter maturities, and the highest-rated bonds (AAA and AA) generally outperformed lower-rated bonds.

i

A number of factors led to this solid performance during the reporting period. Bond prices rose (yields declined) as investors’ appetite for tax-exempt bonds increased. The boost in demand has been fueled in part by recent changes to the federal tax code (i.e., the impact from capping the state and local tax (SALT) deduction for higher-income earners) and also by investors’ flight to safe-haven assets. Favorable supply-and-demand dynamics (i.e., very firm demand coupled with lower supply) also supported municipal bond prices.

As of June 30, 2020, the BBMBI had a modified adjusted duration of 5.42 years, an average coupon of 4.58% and an average credit quality of AA2/AA3.

The Kentucky Tax-Free Income Series provided shareholders a total return of 3.08 percent for the twelve month period ended June 30, 2020. The Kentucky Tax-Free Short-to-Medium Series provided shareholders with a total return of 2.66 percent for the same time period. Both of the Kentucky funds had shorter durations and also held substantially more A-rated bonds than the BBMBI, thereby causing both to underperform the index during the reporting period.

Kentucky’s economy has continued to expand but at a relatively slow pace. The Commonwealth’s real GDP grew at an annualized rate of 1.1 percent in 2019 which was below the national average of 2.3 percent. Kentucky’s 2019 current-dollar GDP was $214.7 billion and ranked 28th in the United States. The Commonwealth ended FY20 with a balanced budget but anticipates a large shortfall for FY21. The state’s annual average unemployment rate at the end of June was 4.3 percent. In 2019, Kentucky had a per capita personal income of $44,017 which ranked 46th in the United States and was 78 percent of the national average, $56,663.

Kentucky’s appropriation supported debt was rated A1 by Moody’s and A- by Standard & Poor’s as of June 30, 2020. Kentucky had net tax-supported debt per capita of $2,278 as of calendar year-end 2019, which is substantially above the state net tax-supported debt median of $1,071 (Source: Moody’s Investors Services, State Government U.S.: Medians—State Debt Declined in 2019, But Likely to Grow in Coming Years”, May 12, 2020).

The Tennessee Tax-Free Income Series provided shareholders with a total return of 3.77 percent for the twelve month period ended June 30, 2020. The Tennessee Tax-Free Short-to-Medium Series provided a total return of 3.49 percent for the same time period. Both of the Tennessee funds had shorter durations and held fewer AAA-rated bonds than the BBMBI, thereby causing both to underperform the index during the reporting period.

Economic growth in Tennessee has mostly kept pace with the national average. In 2019, real GDP increased by 2.2 percent which was just below the national average of 2.3 percent. Tennessee’s current-dollar GDP in 2019 was $380.1 billion and ranked 18th in the United States. In 2019, the largest industry in Tennessee was finance, insurance, real estate, rental, and leasing which accounted for 17.0 percent of the state’s real GDP and had 2.9 percent real growth. The states’ second largest industry was professional and business services which accounted for 11.7 percent of the state’s GDP and had 6.5 percent real growth. Automobile manufacturing continues to be an important part of the state’s economy. The state’s annual average unemployment rate at the end of June was 9.7 percent. In 2019, the state had a per capita personal income of $48,761 which ranked 35th in the United States and was 86 percent of the national average, $56,663.

Tennessee relies on a combination of a state sales tax, corporate income taxes, franchise, and excise taxes for its revenue. Total state revenue collections through June (on an accrual basis June is the eleventh month in Tennessee’s 2019-2020 FY) were $298 million less than the budgeted estimate.

Tennessee’s general obligation (G.O.) bonds were rated Aaa by Moody’s and AAA by Standard & Poor’s as of June 30, 2020. Tennessee had net tax-supported debt per capita of $292 as of calendar year-end 2019, which is substantially below the state net tax-supported debt median of $1,071 (Source: Moody’s Investors Services, State Government U.S: “Medians—State Debt Declined in 2019, But Likely To Grow in Coming Years”, May 12, 2020).

The North Carolina Tax-Free Income Series provided shareholders with a total return of 4.48 percent for the twelve month period ended June 30, 2020. The North Carolina Tax-Free Short-to-Medium Series provided shareholders with a total return of 3.24 percent for the same time period. The North Carolina Tax-Free Income Series performed in line with the index. The North Carolina Tax-Free Short-to-Medium Series had a shorter duration and held fewer AAA-rated issues than the BBMBI, thereby causing it to underperform the index during the reporting period.

North Carolina’s economy has continued to perform relatively well. In 2019, North Carolina real GDP grew 2.3 percent which was in line with the national average. North Carolina’s 2019 current-dollar GDP was $587.7 billion and ranked 12th in the United States. The state’s average annual unemployment rate at the end of June was 7.6 percent. In 2019, North Carolina had a per capita personal income of $47,803 which ranked 41st in the United States and was 84 percent of the national average, $56,663.

North Carolina’s G.O. bonds were rated Aaa by Moody’s and AAA by Standard & Poor’s as of June 30, 2020. North Carolina had net tax-supported debt per capita of $586 as of calendar year-end 2019, which is below the state net tax-supported debt median of $1,071 (Source: Moody’s Investors Services, State Government—U.S.: “Medians—State Debt Declined in 2019, But Likely To Grow in Coming Years”, May 12, 2020).

The Alabama Tax-Free Income Series provided shareholders with a total return of 5.49 percent for the twelve month period ended June 30, 2020. The fund held substantially more AA-rated and pre-refunded bonds than the BBMBI, thereby causing it to outperform the index during the reporting period.

Economic growth in Alabama has mostly kept pace with the national average. In 2019, Alabama’s real GDP grew 2.3 percent which was in line with the national average. Alabama’s 2019 current-dollar GDP was $231.0 billion which ranked 27th in the United States. Automotive manufacturing, aerospace, tourism, healthcare, biotechnology, and manufacturing continue to be the state’s main economic drivers. The state’s average annual unemployment rate at the end of June stood at 7.5 percent. In 2019, Alabama had a per capita personal income of $43,880 which ranked 48th in the United States and was 77 percent of the national average, $56,663.

Alabama’s G.O. bonds were rated Aa1 by Moody’s and AA by Standard & Poor’s as of June 30, 2020. Alabama had net tax-supported debt per capita of $822 as of calendar year-end 2020, which was lower than the state net tax-supported debt median of $1,071 (Source: Moody’s Investors Services, State Government U.S.: “Medians-State Debt Declined in 2019, But Likely To Grow in Coming Years”, May 12, 2020).

The Mississippi Tax-Free Income Series provided shareholders with a total return of 4.01 percent for the twelve month period ended June 30, 2020. The fund held fewer AAA-rated issues and had a shorter duration than the BBMBI, thereby causing it to underperform the index during the reporting period.

Mississippi’s economic recovery has continued to lag behind the nation. In 2019, Mississippi’s real GDP grew by 1.3 percent which was substantially below the national average of 2.3 percent. Mississippi’s 2019 current-dollar GDP was $118.7 billion and ranked 36th in the United States. The state’s average annual unemployment rate at the end of June was 8.7 percent. In 2019, Mississippi had a per capita personal income of $39,368 which ranked 50th in the United States and was 69 percent of the national average, $56,663.

The state’s G.O. bonds were rated Aa2 by Moody’s and AA by Standard & Poor’s as of June 30, 2020. Mississippi has net tax-supported debt per capita of $1,901 as of calendar year-end 2019, which is higher than the state net tax-supported debt median of $1,071 (Source: Moody’s Investors Services, State Government U.S.: “Medians-State Debt Declined in 2019, But Likely To Grow in Coming Years”, May 12, 2020).

The Intermediate Government Bond Series provided shareholders with a total return of 4.88 percent for the twelve months ended June 30, 2020. The Bloomberg Barclays U.S. Intermediate Government Bond Index (“BBGBI”) had a total return of 7.01 percent for the twelve month period ended June 30, 2020. The Intermediate Government Bond Series had a shorter duration than the BBGBI (2.68 years compared to 3.84 years), thereby causing it to underperform the index during the reporting period.

The Taxable Municipal Bond Series provided shareholders with a total return of 5.20 percent for the twelve month period ended June 30, 2020. The Bloomberg Barclays Municipal Bond Taxable Index (“BBTMI”) had a total return of 9.71 percent for the same time period. The Taxable Municipal Bond Series had a substantially shorter duration than the BBTMI (5.68 years compared to 10.07 years), thereby causing it to underperform the index during the reporting period.

Please note that index information is provided for reference only. No index can perfectly match the investments that make up a fund’s portfolio. In making investment decisions for our portfolios we do not attempt to track indices. The Bloomberg Barclays Municipal Bond index is national in scope and does not necessarily reflect the performance of state-specific municipal bond funds. Indices do not take into account any operating expenses or transaction costs. An investment cannot be made directly in an index.

i Data are from the Bureau of Economic Analysis, the U.S. Department of Labor Bureau of Labor Statistics, and various other sources management deems to be reliable. Some of the quoted data are preliminary in nature and may be subject to revision. Any opinions expressed herein are those of the funds’ portfolio management and are current as of June 30, 2020. They are not guarantees of performance or investment results and should not be taken as investment advice. Past performance is not a guarantee of future performance and you may lose money investing in the funds.

The illustrations below provide each Fund’s sector allocation and summarize key information about each Fund’s investments as of June 30, 2020.	Unaudited

Alabama Tax-Free Income Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aaa/AAA	1.08%
Aa/AA	91.46%
A	3.88%
Not Rated	3.58%

100.00%

COMPOSITION
% of Net Assets
Prerefunded	20.10%
School Improvement	19.72%
Municipal Utility Revenue	15.99%
Public Facilities	15.95%
University Consolidated Education and Building Revenue	12.48%
Refunding	5.80%
Miscellaneous Public Improvement	3.71%
Hospital and Healthcare Revenue	2.33%
Turnpikes/Toll Road/Highway Revenue	1.04%
Other Assets Less Liabilities	2.88%

100.00%

Kentucky Tax-Free Short-to-Medium Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aaa/AAA	0.41%
Aa/AA	25.17%
A	74.42%

100.00%

COMPOSITION
% of Net Assets
School Improvement	22.83%
Miscellaneous Public Improvement	20.35%
Public Facilities	16.37%
Turnpikes/Toll Road/Highway Revenue	9.50%
University Consolidated Education and Building Revenue	7.34%
Hospital and Healthcare Revenue	7.25%
Municipal Utility Revenue	5.67%
Refunding	4.06%
Prerefunded	2.52%
Airport Revenue	1.27%
Other Assets Less Liabilities	2.84%

100.00%

Kentucky Tax-Free Income Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aa/AA	48.32%
A	50.34%
Baa/BBB	0.02%
Not Rated	1.32%

100.00%

COMPOSITION
% of Net Assets
Miscellaneous Public Improvement	26.83%
School Improvement	15.35%
University Consolidated Education and Building Revenue	12.52%
Municipal Utility Revenue	10.64%
Turnpikes/Toll Road/Highway Revenue	7.59%
Hospital and Healthcare Revenue	5.98%
Public Facilities	5.76%
Refunding	5.64%
Prerefunded	3.68%
Airport Revenue	1.26%
Ad Valorem Property	0.14%
State and Local Mortgage/Housing Revenue	0.11%
Other Assets Less Liabilities	4.50%

100.00%

Mississippi Tax-Free Income Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aa/AA	88.38%
A	11.62%

100.00%

COMPOSITION
% of Net Assets
University Consolidated Education and Building Revenue	25.46%
Prerefunded	25.09%
Municipal Utility Revenue	10.59%
Turnpikes/Toll Road/Highway Revenue	8.13%
Public Facilities	7.21%
School Improvement	5.48%
Refunding	4.74%
Ad Valorem Property	3.85%
Miscellaneous Public Improvement	3.71%
Hospital and Healthcare Revenue	1.85%
Other Assets Less Liabilities	3.89%

100.00%

The illustrations below provide each Fund’s sector allocation and summarize key information about each Fund’s investments as of June 30, 2020.	Unaudited

North Carolina Tax-Free Income Series
CREDIT QUALITY *	% of Net Assets at Fair Value
Aaa/AAA	3.88%
Aa/AA	79.33%
A	16.79%

100.00%

COMPOSITION
% of Net Assets
University Consolidated Education and Building Revenue	20.72%
School Improvement	17.25%
Public Facilities	14.30%
Municipal Utility Revenue	9.50%
Prerefunded	7.86%
Refunding	7.86%
Hospital and Healthcare Revenue	6.91%
Turnpikes/Toll Road/Highway Revenue	4.57%
Miscellaneous Public Improvement	3.51%
Airport Revenue	3.10%
Lease Revenue	1.08%
Escrowed to Maturity	0.61%
Ad Valorem Property	0.23%
Other Assets Less Liabilities	2.50%

100.00%

Tennessee Tax-Free Income Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aaa/AAA	2.97%
Aa/AA	79.77%
A	15.90%
Not Rated	1.36%

100.00%

COMPOSITION
% of Net Assets
Municipal Utility Revenue	35.58%
School Improvement	11.70%
Public Facilities	10.62%
University Consolidated Education and Building Revenue	8.76%
Miscellaneous Public Improvement	7.89%
Prerefunded	7.37%
Hospital and Healthcare Revenue	6.62%
Refunding	5.40%
Airport Revenue	2.60%
Industrial Revenue	0.92%
State and Local Mortgage/Housing Revenue	0.32%
Other Assets Less Liabilities	2.22%

100.00%

North Carolina Tax-Free Short-to-Medium Series
CREDIT QUALITY *	% of Net Assets at Fair Value
Aaa/AAA	2.32%
Aa/AA	62.75%
A	34.19%
Not Rated	0.74%

100.00%

COMPOSITION
% of Net Assets
University Consolidated Education and Building Revenue	24.50%
Refunding	19.46%
Municipal Utility Revenue	12.99%
School Improvement	11.55%
Public Facilities	8.52%
Hospital and Healthcare Revenue	5.23%
Turnpikes/Toll Road/Highway Revenue	3.92%
Prerefunded	3.84%
Ad Valorem Property	2.19%
Lease Revenue	2.05%
Escrowed to Maturity	1.84%
Miscellaneous Public Improvement	1.09%
Other Assets Less Liabilities	2.82%

100.00%

Tennessee Tax-Free Short-to-Medium Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aa/AA	82.71%
A	16.95%
Not Rated	0.34%

100.00%

COMPOSITION
% of Net Assets
Refunding	25.88%
Public Facilities	22.84%
Municipal Utility Revenue	20.64%
School Improvement	12.97%
University Consolidated Education and Building Revenue	9.74%
Prerefunded	1.94%
Airport Revenue	1.64%
Miscellaneous Public Improvement	0.61%
Other Assets Less Liabilities	3.74%

100.00%

v

The illustrations below provide each Fund’s sector allocation and summarize key information about each Fund’s investments as of June 30, 2020.	Unaudited

Intermediate Government Bond Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aaa/AAA	100.00%

COMPOSITION
% of Net Assets
Federal Farm Credit Bank	67.34%
Federal Home Loan Bank	29.25%
Other Assets Less Liabilities	3.41%

100.00%

Taxable Municipal Bond Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aa/AA	93.79%
A	6.21%

100.00%

COMPOSITION
% of Net Assets
Municipal Utility Revenue	23.53%
Prerefunded	20.77%
Public Facilities	12.57%
School Improvement	10.79%
University Consolidated Education and Building Revenue	5.93%
Miscellaneous Public Improvement	5.13%
Hospital and Healthcare Revenue	3.90%
Turnpikes/Toll Road/Highway Revenue	3.23%
Marina/Port Authority Revenue	2.27%
Refunding	2.23%
Ad Valorem Property	1.97%
Airport Revenue	0.96%
Other Assets Less Liabilities	6.72%

100.00%

*	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. See Schedules of Portfolio Investments for individual bond ratings.

PERFORMANCE COMPARISON (Unaudited)

The following graphs compare the change in value of a $10,000 investment in each series of Dupree Mutual Funds with the change in value of a $10,000 investment in a comparable index. The comparisons are made over 10 years or since the inception of the series, if shorter than ten years. Results are for the fiscal years ended June 30.

PERFORMANCE DISCLOSURES

Past performance is not indicative of future results. The current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

The performance tables and the graphs above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

For performance data current to the most recent month-end call 800-866-0614 or visit our website at www.dupree-funds.com.

Notes on Graphs:

Results reflect reinvestment of all dividend and capital gain distributions. No index can perfectly match the investments that make up a fund’s portfolio. For each series, we have selected an index that we believe gives the most accurate picture of how the series performed during the reporting period. The investor should understand that an index is a mathematical hypothesis and does not reflect a real market situation. For example, the portfolio of each index is replaced with an entirely different portfolio each year without reflecting operating expenses or transaction costs, an impossibility in reality. On the other hand, the fund’s performance reflects not only these factors but management costs as well.

Please note that on August 24, 2016, Bloomberg LP completed its acquisition of Barclays Risk Analytics and Index Solutions Limited from Barclays Bank PLC and co-branded the indices as the Bloomberg Barclays Indices.

x

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds

June 30, 2020

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
20.10% of Net Assets
Alabaster AL Board of Education Special Tax Warrants**	5.000%	09/01/2039	A1	$600,000	$714,006
Auburn AL Waterworks Board Water Revenue	5.000	09/01/2036	Aa2	250,000	306,335
Birmingham AL Waterworks	5.000	01/01/2026	Aa2	80,000	81,904
Birmingham AL Waterworks**	5.000	01/01/2038	Aa2	550,000	614,111
Birmingham AL Waterworks	5.000	01/01/2040	Aa2	150,000	180,761
Decatur City AL Board of Education Special Tax	5.000	02/01/2040	Aa2	225,000	271,645
Jasper AL Warrants	5.000	03/01/2031	A2	250,000	292,448
Jasper AL Warrants	5.000	03/01/2032	A2	450,000	526,406
Limestone County AL Water & Sewer Authority	5.000	12/01/2033	AA-*	300,000	348,501
Limestone County AL Water & Sewer Authority	5.000	12/01/2034	AA-*	250,000	289,665
Morgan County AL Board of Education Capital Outlay Warrants	5.000	03/01/2035	NR	155,000	170,035
Morgan County AL Board of Education Capital Outlay Warrants	5.000	03/01/2035	NR	245,000	268,765
Opelika AL Warrants	5.000	11/01/2031	Aa2	150,000	159,477
Trussville AL Warrants	5.000	10/01/2039	NR	445,000	511,399
Tuscaloosa AL Warrants	5.000	01/01/2032	Aa1	350,000	406,742
Tuscaloosa AL Warrants	5.000	07/01/2034	Aa1	300,000	355,533

					5,497,733
SCHOOL IMPROVEMENT BONDS
19.72% of Net Assets
Cherokee County AL Board of Education Tax Warrants	4.000	12/01/2034	A1	310,000	357,560
Elmore County AL Board of Education	4.000	08/01/2038	Aa3	250,000	291,350
Etowah County AL Board of Education Capital Outlay Tax	5.000	09/01/2037	A+*	200,000	216,134
Jefferson County AL Board of Education Public School Warrants	4.000	02/01/2042	A1	325,000	361,100
Jefferson County AL Public Schools	4.000	02/01/2038	A1	165,000	184,909
Limestone County AL Board of Education	5.000	07/01/2033	AA*	255,000	294,706
Madison AL Board of Education Special Tax School Warrants	4.000	02/01/2040	Aa3	400,000	473,452
Madison AL Board of Education Special Tax School Warrants	4.000	02/01/2041	Aa3	370,000	435,568
Madison County AL Board of Education Capital Outlay**	5.000	09/01/2031	Aa3	660,000	798,263
Marshall County AL Board of Education Special Tax School Warrants	4.000	03/01/2033	A2	250,000	280,230
Morgan County AL Board of Education Capital Outlay Warrants	5.000	03/01/2035	AA-*	405,000	439,239
Shelby County AL Board of Education Capital Outlay Warrants**	5.000	02/01/2031	Aa2	615,000	630,104
Troy AL Public Educational Building Authority	5.250	12/01/2036	A2	30,000	30,518
Tuscaloosa County AL Board of Education Special Tax School Warrants	5.000	02/01/2036	Aa3	250,000	301,023
Tuscaloosa County AL Board of Education Special Tax School Warrants	5.000	02/01/2037	Aa3	250,000	300,678

					5,394,834
MUNICIPAL UTILITY REVENUE BONDS
15.99% of Net Assets
Athens AL Water & Sewer	4.000	05/01/2039	A1	200,000	230,724
Athens AL Water & Sewer	4.000	05/01/2040	A1	100,000	114,697
Berry AL Water & Sewer Revenue	4.000	09/01/2039	AA*	250,000	271,013
Birmingham AL Waterworks	4.000	01/01/2037	Aa2	250,000	283,773
Birmingham AL Waterworks	4.000	01/01/2038	Aa2	205,000	231,888
Birmingham AL Waterworks	4.000	01/01/2041	Aa2	225,000	252,313
Chatom AL Industrial Board Gulf Opportunity Zone	5.000	08/01/2037	A3	150,000	150,501
Cullman AL Utility Board Water Revenue	4.750	09/01/2037	A1	400,000	402,366
Gadsden AL Waterworks & Sewer Board	4.000	06/01/2034	A1	120,000	136,915
Jasper AL Waterworks & Sewer Board Utility Revenue	5.000	06/01/2030	A+*	455,000	456,247
Limestone County AL Water & Sewer Authority	4.750	12/01/2033	AA*	290,000	346,298
Limestone County AL Water & Sewer Authority	4.750	12/01/2035	AA*	400,000	455,936
Opelika AL Utilities Board	4.000	06/01/2039	Aa3	250,000	282,675
Prattville AL Sewer Warrants	4.000	11/01/2042	AA-*	375,000	422,655
Tallassee AL Water Gas & Sewer Warrants	5.125	05/01/2036	A2	10,000	10,013
West Morgan East Lawrence AL Water & Sewer	4.750	08/15/2030	AA*	75,000	75,347
West Morgan East Lawrence AL Water & Sewer	4.850	08/15/2035	AA*	250,000	251,158

					4,374,519

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds

June 30, 2020

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PUBLIC FACILITIES REVENUE BONDS
15.95% of Net Assets
Anniston AL Public Building Authority	5.000%	03/01/2032	A2	$400,000	$410,944
Anniston AL Public Building Authority DHR Project	5.250	05/01/2030	AA-*	50,000	50,115
Anniston AL Public Building Authority DHR Project	5.500	05/01/2033	AA-*	200,000	200,480
Bessemer AL Public Educational Building Authority Revenue	5.000	07/01/2030	AA*	250,000	250,695
Birmingham Jefferson AL Civic Center Authority Revenue	5.000	05/01/2037	Aa3	400,000	489,548
Birmingham Jefferson AL Civic Center Authority Revenue	5.000	05/01/2038	Aa3	250,000	302,325
Boaz AL Warrants	4.000	02/01/2037	AA*	250,000	287,115
Bullock County AL Public Building Authority	4.000	10/01/2038	AA-*	500,000	554,765
Lowndes County AL Warrants	5.250	02/01/2037	A2	250,000	255,328
Montgomery County AL Public Building Authority	5.000	03/01/2036	Aa2	350,000	432,927
Phenix City AL Public Building Authority	4.000	10/01/2035	AA-*	100,000	116,082
Phenix City AL Public Building Authority	4.000	10/01/2037	AA-*	120,000	140,843
Trussville AL Warrants**	5.000	10/01/2039	Aa2	775,000	871,302

					4,362,469
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
12.48% of Net Assets
AL Community College System Gadsden State Community College	5.000	06/01/2038	A1	325,000	392,909
Auburn University AL General Fee Revenue	4.000	06/01/2036	Aa2	380,000	429,472
Troy University AL Facilities Revenue	5.000	11/01/2028	A1	250,000	293,218
Troy University AL Facilities Revenue	4.000	11/01/2032	A1	300,000	344,052
Troy University AL Facilities Revenue	5.000	11/01/2037	A1	200,000	241,504
University of AL Birmingham	5.000	10/01/2037	Aa2	225,000	253,654
University of AL Huntsville General Fee Revenue	5.000	09/01/2037	Aa3	250,000	307,265
University of AL Huntsville General Fee Revenue	5.000	09/01/2038	Aa3	500,000	619,325
University of AL Huntsville General Fee Revenue	5.000	09/01/2038	Aa3	435,000	532,891

					3,414,290
REFUNDING BONDS
5.80% of Net Assets
Enterprise AL Warrants	4.500	11/01/2032	Aa3	115,000	124,604
Montgomery AL Warrants	5.000	06/15/2035	A1	500,000	616,695
Northport AL Warrants**	5.000	08/01/2040	AA-*	735,000	844,456

					1,585,755
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
3.71% of Net Assets
Birmingham AL Warrants	4.000	12/01/2035	Aa3	250,000	290,423
Birmingham AL Warrants	5.000	12/01/2037	Aa3	250,000	311,302
Madison AL Warrants	5.000	04/01/2035	Aa2	350,000	411,968

					1,013,693
HOSPITAL AND HEALTHCARE REVENUE BONDS
2.33% of Net Assets
Chilton County AL Health Care Authority Chilton County Hospital**	5.000	11/01/2035	AA-@	550,000	636,119

TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
1.04% of Net Assets
AL Federal Aid Highway Finance Authority	4.000	06/01/2037	Aa1	250,000	285,748

Total Investments 97.12% of Net Assets (cost $24,666,090) (See (a) below for further explanation)					$26,565,160

Other assets in excess of liabilities 2.88%					788,836

Net Assets 100%					$27,353,996

#	Ratings by Moody’s Investors Service unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds

June 30, 2020

NR	Not Rated
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $24,666,090 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,899,250
Unrealized depreciation	(180)

Net unrealized appreciation	$1,899,070

Other Information

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	26,565,160
Level 3	Significant Unobservable Inputs	—

$26,565,160

The accompanying footnotes are an integral part of the financial statements.

ALABAMA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020

ASSETS:
Investments in securities, at fair value (Cost: $24,666,090)		$26,565,160
Cash		595,131
Interest receivable		324,472

Total assets		27,484,763
LIABILITIES:
Payable for:
Distributions to shareholders	99,242
Fund shares redeemed	5,595
Investment advisory fee	5,581
Transfer agent fee	7,085
Professional fees	2,705
Custodian expense	2,334
Trustees fees	1,093
Accrued expenses	7,132

Total liabilities		130,767

NET ASSETS:
Capital		25,526,330
Total distributable earnings		1,827,666

Net assets at value		$27,353,996

NET ASSET VALUE, offering price and redemption price per share (2,140,551 shares outstanding; unlimited number of shares authorized; no par value)		$12.78

STATEMENT OF OPERATIONS

For the year ended June 30, 2020

Net investment income:
Interest income	$865,534

Expenses:
Investment advisory fee	131,964
Transfer agent fee	37,671
Custodian expense	10,345
Professional fees	7,402
Compliance fees	7,221
Pricing fees	6,017
Registration fees	5,078
Trustees fees	3,064
Other expenses	6,737

Total expenses	215,499
Fees waived by Adviser (Note 2)	(29,696)
Custodian expense reduction	(371)

Net expenses	185,432

Net investment income	680,102

Realized and unrealized gain on investments:
Net realized loss gain	18,246
Net change in unrealized appreciation/(depreciation)	680,806

Net realized and unrealized gain on investments	699,052

Net increase in net assets resulting from operations	$1,379,154

The accompanying footnotes are an integral part of the financial statements.

ALABAMA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2020 and 2019

	2020	2019
Operations:
Net investment income	$680,102	$707,873
Net realized gain/(loss) on investments	18,246	(25,778)
Net change in unrealized appreciation/(depreciation)	680,806	759,933

Net increase in net assets resulting from operations	1,379,154	1,442,028
Total distributions (Note 6)	(680,102)	(707,873)
Net Fund share transactions (Note 4)	501,183	164,601

Total increase	1,200,235	898,756
Net assets:
Beginning of year	26,153,761	25,255,005

End of year	$27,353,996	$26,153,761

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2020	2019	2018	2017	2016
Net asset value, beginning of year	$12.43	$12.08	$12.29	$12.77	$12.36

Income from investment operations:
Net investment income	0.33	0.34	0.36	0.37	0.39
Net gains/(losses) on investments	0.35	0.35	(0.21)	(0.48)	0.41

Total from investment operations	0.68	0.69	0.15	(0.11)	0.80
Less distributions:
Distributions from net investment income	(0.33)	(0.34)	(0.36)	(0.37)	(0.39)

Net asset value, end of year	$12.78	$12.43	$12.08	$12.29	$12.77

Total return	5.49%	5.80%	1.24%	(0.82)%	6.61%
Net assets, end of year (in thousands)	$27,354	$26,154	$25,255	$26,555	$29,378
Ratio of net expenses to average net assets (a)	0.70%	0.70%	0.70%	0.70%	0.71%
Ratio of gross expenses to average net assets	0.82%	0.84%	0.82%	0.78%	0.78%
Ratio of net investment income to average net assets	2.58%	2.79%	2.96%	3.00%	3.14%
Portfolio turnover	6.98%	16.54%	13.83%	6.95%	5.37%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2020

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
26.83% of Net Assets
KY Association of Counties	4.000%	02/01/2028	AA-*	$345,000	$412,359
KY Association of Counties	4.000	02/01/2029	AA-*	240,000	291,180
KY Association of Counties	5.000	02/01/2030	AA-*	100,000	100,356
KY Association of Counties	5.000	02/01/2032	AA-*	165,000	165,597
KY Association of Counties	4.000	02/01/2033	AA-*	420,000	475,885
KY Association of Counties	4.000	02/01/2034	AA-*	435,000	490,998
KY Association of Counties	4.000	02/01/2035	AA-*	690,000	793,486
KY Association of Counties	4.000	02/01/2035	AA-*	460,000	517,518
KY Association of Counties	5.000	02/01/2035	AA-*	120,000	120,419
KY Association of Counties	4.000	02/01/2037	AA-*	745,000	853,331
KY Association of Counties	4.000	02/01/2038	AA-*	3,165,000	3,610,854
KY Association of Counties	4.000	02/01/2039	AA-*	1,000,000	1,137,090
KY Bond Corporation Finance Program	5.500	02/01/2031	AA-*	1,115,000	1,148,182
KY State Property & Building #76	5.500	08/01/2021	A1	1,400,000	1,465,842
KY State Property & Building #105	4.750	04/01/2031	A2	2,110,000	2,244,724
KY State Property & Building #105	4.750	04/01/2032	A2	2,205,000	2,328,877
KY State Property & Building #105	4.750	04/01/2033	A2	2,310,000	2,437,882
KY State Property & Building #106	5.000	10/01/2028	A1	2,030,000	2,225,509
KY State Property & Building #106	5.000	10/01/2029	A1	4,130,000	4,526,397
KY State Property & Building #106	5.000	10/01/2030	A1	7,165,000	7,833,710
KY State Property & Building #106	5.000	10/01/2031	A1	4,910,000	5,302,162
KY State Property & Building #106	5.000	10/01/2032	A1	6,275,000	6,844,080
KY State Property & Building #106	5.000	10/01/2033	A1	4,870,000	5,295,638
KY State Property & Building #108	5.000	08/01/2026	A1	955,000	1,096,369
KY State Property & Building #108	5.000	08/01/2028	A1	2,670,000	3,041,611
KY State Property & Building #108	5.000	08/01/2030	A1	5,000,000	5,598,500
KY State Property & Building #108	5.000	08/01/2031	A1	8,290,000	9,294,914
KY State Property & Building #108	5.000	08/01/2032	A1	8,820,000	9,898,157
KY State Property & Building #108	5.000	08/01/2033	A1	5,270,000	5,898,131
KY State Property & Building #108	5.000	08/01/2034	A1	4,900,000	5,437,040
KY State Property & Building #110	5.000	08/01/2029	A1	4,200,000	4,749,906
KY State Property & Building #110	5.000	08/01/2032	A1	1,515,000	1,700,194
KY State Property & Building #110	5.000	08/01/2033	A1	1,000,000	1,119,190
KY State Property & Building #110	5.000	08/01/2034	A1	1,900,000	2,108,240
KY State Property & Building #110	5.000	08/01/2035	A1	3,680,000	4,079,648
KY State Property & Building #112	5.000	11/01/2028	A1	2,765,000	3,209,833
KY State Property & Building #112	5.000	02/01/2035	A1	8,325,000	9,311,513
KY State Property & Building #112	5.000	02/01/2036	A1	7,920,000	8,845,451
KY State Property & Building #115	5.000	04/01/2030	A1	2,500,000	2,907,975
KY State Property & Building #115	5.000	04/01/2033	A1	4,565,000	5,236,283
KY State Property & Building #115	5.000	04/01/2034	A1	13,975,000	15,965,040
KY State Property & Building #115	5.000	04/01/2036	A1	14,460,000	16,432,919
KY State Property & Building #115	5.000	04/01/2037	A1	5,000,000	5,685,500
KY State Property & Building #117	5.000	05/01/2031	A1	5,055,000	5,830,690
KY State Property & Building #117	5.000	05/01/2032	A1	3,680,000	4,224,787
KY State Property & Building #117	5.000	05/01/2033	A1	3,550,000	4,065,993
KY State Property & Building #117	5.000	05/01/2034	A1	5,825,000	6,667,761
KY State Property & Building #117	5.000	05/01/2035	A1	5,065,000	5,790,967
KY State Property & Building #117	5.000	05/01/2036	A1	5,275,000	6,023,997
KY State Property & Building #119	5.000	05/01/2030	A1	3,685,000	4,362,672
KY State Property & Building #119	5.000	05/01/2034	A1	725,000	875,583
KY State Property & Building #119	5.000	05/01/2035	A1	10,000,000	11,560,800
KY State Property & Building #119	5.000	05/01/2036	A1	10,000,000	11,537,900
KY State Property & Building #119	5.000	05/01/2037	A1	500,000	576,515
KY State Property & Building #122	5.000	11/01/2031	A1	790,000	971,803
KY State Property & Building #122	5.000	11/01/2033	A1	1,000,000	1,169,000
KY State Property & Building #122	4.000	11/01/2035	A1	1,000,000	1,094,090

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2020

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
KY State Property & Building #122	4.000%	11/01/2037	A1	$675,000	$753,435
KY State Property & Building #122	4.000	11/01/2038	A1	5,345,000	5,798,042
KY State Property & Building #122	4.000	11/01/2039	A1	9,655,000	10,443,620
Lexington Fayette Urban County Government	5.000	01/01/2028	Aa2	820,000	962,483
Lexington Fayette Urban County Government	5.000	01/01/2029	Aa2	345,000	404,447
Lexington Fayette Urban County Government	5.000	01/01/2033	Aa2	1,685,000	1,966,462
Louisville & Jefferson County Visitors & Convention Commission	4.000	06/01/2034	Aa3	3,720,000	3,987,059

					261,306,596
SCHOOL IMPROVEMENT BONDS
15.35% of Net Assets
Bowling Green KY School District Finance Corporation	4.000	08/01/2034	A1	1,890,000	2,103,268
Bowling Green KY School District Finance Corporation	4.000	08/01/2035	A1	2,215,000	2,458,251
Bowling Green KY School District Finance Corporation	4.000	08/01/2036	A1	2,305,000	2,551,174
Bowling Green KY School District Finance Corporation	4.000	08/01/2037	A1	2,395,000	2,650,786
Bullitt County KY School District Finance Corporation	4.000	10/01/2035	A1	1,820,000	2,030,629
Bullitt County KY School District Finance Corporation	4.000	10/01/2036	A1	2,985,000	3,321,171
Bullitt County KY School District Finance Corporation	4.000	10/01/2037	A1	3,075,000	3,423,244
Fayette County KY School District Finance Corporation	5.000	08/01/2028	Aa3	1,330,000	1,596,093
Fayette County KY School District Finance Corporation	5.000	10/01/2028	Aa3	1,375,000	1,554,355
Fayette County KY School District Finance Corporation	5.000	10/01/2029	Aa3	3,660,000	4,132,360
Fayette County KY School District Finance Corporation	5.000	06/01/2031	Aa3	3,705,000	3,842,715
Fayette County KY School District Finance Corporation	4.750	11/01/2031	Aa3	1,730,000	1,976,888
Fayette County KY School District Finance Corporation	5.000	08/01/2032	Aa3	10,600,000	12,547,007
Fayette County KY School District Finance Corporation	5.000	10/01/2032	Aa3	3,615,000	4,082,817
Fayette County KY School District Finance Corporation	5.000	10/01/2033	Aa3	4,385,000	4,929,880
Fayette County KY School District Finance Corporation	5.000	08/01/2034	Aa3	8,750,000	10,295,775
Hardin County KY School District Finance Corporation	4.000	05/01/2030	Aa3	635,000	731,819
Jefferson County KY School District Finance Corporation	5.000	04/01/2030	Aa3	975,000	1,144,172
Jefferson County KY School District Finance Corporation	4.000	05/01/2030	Aa3	2,000,000	2,211,700
Jefferson County KY School District Finance Corporation	5.000	04/01/2031	Aa3	1,025,000	1,199,742
Jefferson County KY School District Finance Corporation	5.000	05/01/2032	Aa3	4,230,000	4,839,374
Jefferson County KY School District Finance Corporation	4.000	06/01/2032	Aa3	4,120,000	4,671,297
Jefferson County KY School District Finance Corporation	5.000	05/01/2033	Aa3	5,145,000	5,875,796
Jefferson County KY School District Finance Corporation	4.000	06/01/2033	Aa3	4,310,000	4,865,947
Jefferson County KY School District Finance Corporation	4.750	04/01/2034	Aa3	1,165,000	1,337,455
Jefferson County KY School District Finance Corporation	5.000	05/01/2034	Aa3	5,405,000	6,161,808
Jefferson County KY School District Finance Corporation	4.000	06/01/2034	Aa3	3,500,000	3,943,065
Jefferson County KY School District Finance Corporation	4.750	04/01/2035	Aa3	1,220,000	1,393,972
Jefferson County KY School District Finance Corporation	4.250	10/01/2037	Aa3	2,110,000	2,398,310
Kenton County KY School District Finance Corporation	4.000	04/01/2036	A1	1,210,000	1,372,733
Kenton County KY School District Finance Corporation	4.000	04/01/2037	A1	1,255,000	1,420,911
Kenton County KY School District Finance Corporation	4.000	04/01/2038	A1	1,300,000	1,476,826
Meade County KY School District Finance Corporation	4.000	06/01/2036	A1	2,215,000	2,461,109
Meade County KY School District Finance Corporation	4.000	06/01/2037	A1	2,255,000	2,497,593
Meade County KY School District Finance Corporation	4.000	06/01/2038	A1	2,400,000	2,649,720
Morgan County KY School District Finance Corporation	4.000	08/01/2029	A1	960,000	1,106,112
Oldham County KY School District Finance Corporation	4.000	10/01/2034	A1	1,560,000	1,731,818
Scott County KY School District Finance Corporation	4.500	01/01/2025	A1	4,890,000	5,634,747
Scott County KY School District Finance Corporation	4.000	02/01/2029	Aa3	5,040,000	6,083,028
Scott County KY School District Finance Corporation	4.000	06/01/2035	Aa3	1,440,000	1,613,678
Scott County KY School District Finance Corporation	4.000	10/01/2035	Aa3	2,235,000	2,516,051
Scott County KY School District Finance Corporation	4.000	06/01/2036	Aa3	1,500,000	1,675,560
Scott County KY School District Finance Corporation	4.000	10/01/2037	Aa3	2,415,000	2,705,042
Shelby County KY School District Finance Corporation	4.000	08/01/2037	Aa3	6,240,000	6,974,448
Shelby County KY School District Finance Corporation	4.000	08/01/2038	Aa3	3,000,000	3,345,810

					149,536,056

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2020

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
12.52% of Net Assets
Boyle County Centre College	5.000%	06/01/2037	A3	$2,865,000	$3,237,761
KY Bond Development Corporation Educational Facilities Centre	5.000	06/01/2033	A3	1,345,000	1,562,137
KY Bond Development Corporation Educational Facilities Centre	5.000	06/01/2034	A3	1,605,000	1,869,071
KY Bond Development Corporation Educational Facilities Centre	5.000	06/01/2035	A3	2,165,000	2,509,495
KY Bond Development Corporation Educational Facilities Centre	5.000	06/01/2036	A3	2,835,000	3,277,373
KY Bond Development Corporation Educational Facilities Centre	5.000	06/01/2038	A3	1,340,000	1,542,930
KY State Property & Building #114	5.000	10/01/2032	Aa3	2,795,000	3,367,472
KY State Property & Building #114	5.000	10/01/2033	Aa3	2,940,000	3,540,230
KY State Property & Building #114	5.000	10/01/2034	Aa3	3,090,000	3,696,413
KY State Property & Building #114	5.000	10/01/2035	Aa3	1,945,000	2,307,665
KY State Property & Building #116	5.000	10/01/2035	Aa3	4,165,000	5,114,953
KY State Property & Building #116	5.000	10/01/2036	Aa3	2,725,000	3,319,486
Murray State University	5.000	03/01/2032	A1	2,220,000	2,563,656
University of Kentucky Certificate of Participation	4.000	05/01/2033	Aa3	885,000	1,041,796
University of Kentucky Certificate of Participation	4.000	05/01/2034	Aa3	1,020,000	1,197,082
University of Kentucky Certificate of Participation	4.000	05/01/2039	Aa3	4,660,000	5,366,503
University of Kentucky Certificate of Participation	4.000	05/01/2044	Aa3	3,755,000	4,272,364
University of Kentucky General Receipts	5.000	04/01/2030	Aa2	5,490,000	6,557,476
University of Kentucky General Receipts	5.000	04/01/2036	Aa2	6,390,000	7,336,679
University of Kentucky General Receipts	4.000	10/01/2036	Aa2	16,160,000	18,019,370
University of Kentucky General Receipts	5.000	04/01/2037	Aa2	7,180,000	8,237,973
University of Kentucky General Receipts	5.000	04/01/2038	Aa2	7,395,000	8,469,937
University of Kentucky General Receipts	4.000	10/01/2038	Aa2	10,855,000	12,041,452
University of Kentucky Higher Educational	4.750	04/01/2034	Aa2	5,435,000	6,271,936
University of Louisville General Receipts	5.000	09/01/2030	Baa1	440,000	462,471
University of Louisville General Receipts	5.000	09/01/2031	Baa1	2,580,000	2,712,689
Western KY University	4.000	09/01/2034	A1	575,000	646,041
Western KY University	4.000	09/01/2035	A1	595,000	667,037
Western KY University	4.000	09/01/2036	A1	620,000	693,532

					121,902,980
MUNICIPAL UTILITY REVENUE BONDS
10.64% of Net Assets
Campbell & Kenton County Sanitation District #1	4.000	08/01/2032	Aa2	6,100,000	7,018,294
Frankfort KY Electric & Water	4.750	12/01/2034	AA*	695,000	795,393
Frankfort KY Electric & Water	4.750	12/01/2035	AA*	725,000	827,718
Frankfort KY Electric & Water	4.750	12/01/2036	AA*	760,000	863,831
Frankfort KY Electric & Water	4.750	12/01/2037	AA*	800,000	908,200
Frankfort KY Electric & Water	4.750	12/01/2038	AA*	835,000	946,022
KY Rural Water Financing Corporation	4.500	02/01/2023	A+*	1,085,000	1,191,363
KY Rural Water Financing Corporation	4.500	02/01/2024	A+*	880,000	969,135
KY Rural Water Financing Corporation	5.125	02/01/2035	A+*	525,000	526,071
KY State Association of Counties Finance Corporation	4.000	02/01/2031	AA-*	405,000	474,806
KY State Association of Counties Finance Corporation	4.000	02/01/2033	AA-*	415,000	481,060
Louisville & Jefferson County Metropolitan Sewer	4.000	05/15/2030	Aa3	3,120,000	3,629,590
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2031	Aa3	2,465,000	2,741,499
Louisville & Jefferson County Metropolitan Sewer	4.000	05/15/2033	Aa3	1,000,000	1,109,050
Louisville & Jefferson County Metropolitan Sewer**	5.000	05/15/2034	Aa3	27,730,000	29,209,393
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2034	Aa3	2,230,000	2,536,759
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2034	Aa3	4,595,000	5,480,089
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2035	Aa3	2,245,000	2,545,673
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2035	Aa3	4,825,000	5,735,043
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2036	Aa3	2,795,000	3,165,533
Louisville & Jefferson County Metropolitan Sewer	4.000	05/15/2037	Aa3	10,000,000	11,584,500
Northern KY Water District	5.000	02/01/2026	Aa2	1,000,000	1,074,310
Northern KY Water District	5.000	02/01/2027	Aa2	4,315,000	4,623,523
Northern KY Water District	5.000	02/01/2033	Aa2	3,580,000	3,676,946
Owensboro KY Electric Light & Power	4.000	01/01/2031	A3	245,000	280,202

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2020

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Owensboro KY Electric Light & Power	4.000%	01/01/2033	A3	$275,000	$310,349
Owensboro KY Electric Light & Power	4.000	01/01/2034	A3	305,000	343,012
Owensboro KY Electric Light & Power	4.000	01/01/2035	A3	200,000	223,760
Owensboro KY Electric Light & Power	4.000	01/01/2036	A3	325,000	361,933
Owensboro KY Electric Light & Power	4.000	01/01/2037	A3	410,000	455,539
Owensboro KY Water Revenue	4.000	09/15/2034	A1	2,075,000	2,383,781
Owensboro KY Water Revenue	4.000	09/15/2035	A1	2,155,000	2,470,966
Owensboro KY Water Revenue	4.000	09/15/2037	A1	1,950,000	2,224,599
Owensboro KY Water Revenue	4.000	09/15/2039	A1	2,125,000	2,411,981

					103,579,923
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
7.59% of Net Assets
KY Asset Liability Commission Federal Highway	5.000	09/01/2021	A2	1,570,000	1,582,136
KY Asset Liability Commission Federal Highway	5.000	09/01/2022	A2	3,500,000	3,526,565
KY Asset Liability Commission Federal Highway	5.250	09/01/2025	A2	3,400,000	3,869,098
KY Asset Liability Commission Federal Highway	5.000	09/01/2027	A2	9,760,000	11,527,438
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa3	5,165,000	5,352,645
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa3	7,235,000	7,722,422
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa3	4,000,000	4,705,280
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2030	Aa3	1,845,000	1,908,099
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2030	Aa3	1,465,000	1,560,093
KY State Turnpike Economic Development Road Revenue**	5.000	07/01/2031	Aa3	9,350,000	9,972,242
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2032	Aa3	1,315,000	1,502,598
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2032	Aa3	1,765,000	2,086,636
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2032	Aa3	8,755,000	9,332,217
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2033	Aa3	5,000,000	5,481,050
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2034	Aa3	2,370,000	2,731,164
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2036	Aa3	400,000	462,484
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2037	Aa3	500,000	576,375

					73,898,542
HOSPITAL AND HEALTHCARE REVENUE BONDS
5.98% of Net Assets
KY Development Corporation Hospital Facilities — St. Elizabeth	4.000	05/01/2032	AA*	1,810,000	2,044,630
KY Development Corporation Hospital Facilities — St. Elizabeth	4.000	05/01/2035	AA*	1,390,000	1,544,818
KY Development Corporation Hospital Facilities — St. Elizabeth	4.000	05/01/2036	AA*	1,200,000	1,329,456
KY Development Corporation Hospital Facilities — St. Elizabeth	5.000	05/01/2039	AA*	7,185,000	8,457,535
Lexington Fayette Urban County Government	5.250	06/01/2032	A1	1,500,000	1,549,335
Lexington Fayette Urban County Government Healthcare	5.250	06/01/2028	A1	1,000,000	1,034,200
Lexington Fayette Urban County Government Public Facilities	5.000	06/01/2033	A1	5,260,000	5,413,697
Louisville & Jefferson County Norton Healthcare	5.500	10/01/2033	A*	2,000,000	2,226,000
Louisville & Jefferson County Norton Healthcare	5.000	10/01/2033	A*	6,810,000	7,857,787
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2035	A*	3,850,000	4,152,148
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2036	A*	7,005,000	7,538,011
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2039	A*	4,500,000	4,948,920
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2040	A*	2,000,000	2,201,220
Warren County KY Hospital	5.000	04/01/2028	A+*	6,225,000	6,820,857
Warren County KY Hospital	5.000	04/01/2035	A+*	1,025,000	1,113,540

					58,232,154
PUBLIC FACILITIES REVENUE BONDS
5.76% of Net Assets
Bracken County KY Public Property	5.000	08/01/2030	A1	1,110,000	1,166,777
KY Bond Development	5.000	09/01/2035	A2	1,275,000	1,430,015
KY Bond Development	5.000	09/01/2036	A2	2,000,000	2,237,080
KY Bond Development	5.000	09/01/2038	A2	1,125,000	1,270,384
KY State Certificate of Participation	4.000	04/15/2030	A1	1,500,000	1,767,510
KY State Certificate of Participation	4.000	04/15/2031	A1	1,350,000	1,578,893
KY State Certificate of Participation	5.000	06/15/2034	A1	1,640,000	1,908,173
KY State Certificate of Participation	5.000	04/15/2038	A1	5,000,000	6,065,050

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2020

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
KY State Certificate of Participation	5.000%	06/15/2038	A1	$7,535,000	$8,669,922
Laurel County General Obligation	4.000	05/01/2031	A2	1,295,000	1,497,292
Laurel County General Obligation	4.000	05/01/2034	A2	1,440,000	1,638,922
Laurel County General Obligation	4.000	05/01/2035	A2	1,495,000	1,694,313
Laurel County General Obligation	4.000	05/01/2036	A2	1,555,000	1,759,125
Laurel County General Obligation	4.000	05/01/2037	A2	1,620,000	1,828,235
Laurel County General Obligation	4.000	05/01/2038	A2	1,680,000	1,890,218
Laurel County KY Judicial Center	5.000	03/01/2025	A1	500,000	583,545
Louisville & Jefferson County Visitors & Convention Commission	4.000	06/01/2032	Aa3	2,725,000	2,940,763
Marshall County Library	4.000	06/01/2038	Aa3	1,060,000	1,213,296
Nicholasville KY General Obligation	3.500	05/01/2030	AA*	1,480,000	1,675,730
River City, Inc. Parking Authority	4.750	06/01/2027	Aa3	750,000	832,553
River City, Inc. Parking Authority	4.750	06/01/2028	Aa3	940,000	1,044,613
River City, Inc. Parking Authority	4.750	06/01/2029	Aa3	1,160,000	1,282,368
River City, Inc. Parking Authority	4.750	06/01/2029	Aa3	980,000	1,083,380
River City, Inc. Parking Authority	4.750	06/01/2030	Aa3	1,025,000	1,135,936
River City, Inc. Parking Authority	4.750	06/01/2031	Aa3	1,270,000	1,405,903
River City, Inc. Parking Authority	5.000	06/01/2031	Aa3	1,080,000	1,203,325
River City, Inc. Parking Authority	5.000	06/01/2032	Aa3	1,130,000	1,257,306
River City, Inc. Parking Authority	5.000	06/01/2033	Aa3	1,395,000	1,547,474
Warren County KY Downtown Economic Development Authority	5.000	06/01/2038	AA-*	2,345,000	2,472,404

					56,080,505
REFUNDING BONDS
5.64% of Net Assets
KY State Property & Building #83	5.250	10/01/2020	A1	24,220,000	24,468,012
KY State Property & Building #84	5.000	08/01/2021	A1	310,000	324,257
KY State Property & Building #84	5.000	08/01/2022	A1	18,000,000	19,470,960
KY State Property & Building #102	5.000	05/01/2024	Aa3	405,000	445,577
KY State Property & Building #104	5.000	11/01/2022	A2	1,290,000	1,399,457
KY State Property & Building #108	5.000	08/01/2025	A1	2,690,000	3,109,371
KY State Property & Building #121	5.000	02/01/2029	A1	4,535,000	5,672,378

					54,890,012
PREREFUNDED BONDS
3.68% of Net Assets
Bracken County KY Public Property	5.000	08/01/2029	A1	840,000	882,395
Franklin County KY Public Properties Justice Center	5.000	04/01/2029	A1	2,630,000	2,721,024
Hardin County KY School District Finance Corporation	5.000	05/01/2030	A1	450,000	467,298
Hardin County KY School District Finance Corporation	5.000	05/01/2031	A1	470,000	488,067
KY State Property & Building #100	5.000	08/01/2027	A1	610,000	639,420
KY State Property & Building #100	5.000	08/01/2030	A1	9,980,000	10,461,335
KY State Property & Building #100	5.000	08/01/2031	A1	5,100,000	5,345,973
Lexington Fayette Urban County Airport Board	5.000	07/01/2030	Aa2	1,250,000	1,361,163
Louisville & Jefferson County Catholic Health Initiatives**	5.000	12/01/2035	NR	11,290,000	12,250,215
Owensboro KY Public Property	4.500	04/01/2034	A1	1,165,000	1,202,117

					35,819,007
AIRPORT REVENUE BONDS
1.26% of Net Assets
Kenton County Airport	5.000	01/01/2029	A1	240,000	284,767
Kenton County Airport	5.000	01/01/2034	A1	275,000	340,912
Kenton County Airport	5.000	01/01/2035	A1	300,000	370,578
Kenton County Airport	5.000	01/01/2036	A1	325,000	400,319
Kenton County Airport	5.000	01/01/2037	A1	250,000	307,060
Kenton County Airport	5.000	01/01/2038	A1	500,000	612,370
Kenton County Airport	5.000	01/01/2039	A1	500,000	610,630
Kenton County Airport	5.000	01/01/2044	A1	2,500,000	3,016,475
Lexington Fayette Urban County Airport Board	5.000	07/01/2028	Aa2	1,170,000	1,273,802
Lexington Fayette Urban County Airport Board	5.000	07/01/2032	Aa2	1,430,000	1,558,071
Lexington Fayette Urban County Airport Board	5.000	07/01/2033	Aa2	1,520,000	1,656,450

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2020

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Lexington Fayette Urban County Airport Board	5.000%	07/01/2038	Aa2	$1,720,000	$1,874,766

					12,306,200
AD VALOREM PROPERTY BONDS
.14% of Net Assets
Warren County General Obligation	4.000	06/01/2035	Aa1	1,175,000	1,349,053

STATE AND LOCAL MORTGAGE/HOUSING REVENUE BONDS
.11% of Net Assets
Greater KY Housing Assistance Corporation — Chenowith Woods	6.100	01/01/2024	Baa2	180,000	180,376
KY Housing Corporation Country Place Apartments	4.750	04/20/2031	AA+*	935,000	935,748

					1,116,124

Total Investments 95.50% of Net Assets (cost $880,801,642) (See (a) below for further explanation)					$930,017,152

Other assets in excess of liabilities 4.50%					43,871,803

Net Assets 100%					$973,888,955

#	Ratings by Moody’s Investors Service unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $880,801,642 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$50,036,727
Unrealized depreciation	(821,217)

Net unrealized appreciation	$49,215,510

Other Information

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund’s investments in securities carried at fair value.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	930,017,152
Level 3	Significant Unobservable Inputs	—

$930,017,152

The accompanying footnotes are an integral part of the financial statements.

KENTUCKY TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020

ASSETS:
Investments in securities, at fair value (Cost: $880,801,642)		$930,017,152
Cash		36,477,342
Receivable for fund shares sold		270,646
Interest receivable		10,710,065

Total assets		977,475,205
LIABILITIES:
Payable for:
Distributions to shareholders	2,724,275
Fund shares redeemed	262,460
Investment advisory fee	297,019
Transfer agent fee	94,661
Professional fees	61,498
Trustees fees	44,130
Custodian expense	8,785
Accrued expenses	93,422

Total liabilities		3,586,250

NET ASSETS:
Capital		924,517,934
Total distributable earnings		49,371,021

Net assets at value		$973,888,955

NET ASSET VALUE, offering price and redemption price per share (123,946,588 shares outstanding; unlimited number of shares authorized; no par value)		$7.86

STATEMENT OF OPERATIONS

For the year ended June 30, 2020

Net investment income:
Interest income	$31,259,241

Expenses:
Investment advisory fee	3,664,908
Transfer agent fee	1,172,016
Professional fees	238,005
Trustees fees	99,658
Custodian expense	88,250
Pricing fees	24,403
Registration expense	8,145
Compliance fees	7,320
Other expenses	140,835

Total expenses	5,443,540
Custodian expense reduction	(3,162)

Net expenses	5,440,378

Net investment income	25,818,863

Realized and unrealized gain on investments:
Net realized gain	360,854
Net change in unrealized appreciation/(depreciation)	2,399,952

Net realized and unrealized gain on investments	2,760,806

Net increase in net assets resulting from operations	$28,579,669

The accompanying footnotes are an integral part of the financial statements.

KENTUCKY TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2020 and 2019

	2020	2019
Operations:
Net investment income	$25,818,863	$27,074,947
Net realized gain/(loss) on investments	360,854	(207,093)
Net change in unrealized appreciation/(depreciation)	2,399,952	29,286,989

Net increase in net assets resulting from operations	28,579,669	56,154,843
Total distributions (Note 6)	(25,818,863)	(28,683,622)
Net Fund share transactions (Note 4)	1,864,092	(12,540,506)

Total increase	4,624,898	14,930,715
Net assets:
Beginning of year	969,264,057	954,333,342

End of year	$973,888,955	$969,264,057

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2020	2019	2018	2017	2016
Net asset value, beginning of year	$7.83	$7.60	$7.76	$8.06	$7.83

Income from investment operations:
Net investment income	0.21	0.22	0.23	0.24	0.25
Net gains/(losses) on investments	0.03	0.24	(0.16)	(0.30)	0.23

Total from investment operations	0.24	0.46	0.07	(0.06)	0.48
Less distributions:
Distributions from net investment income	(0.21)	(0.22)	(0.23)	(0.24)	(0.25)
Distributions from capital gains	0.00	(0.01)	0.00 (b)	0.00 (b)	0.00 (b)

Total distributions	(0.21)	(0.23)	(0.23)	(0.24)	(0.25)

Net asset value, end of year	$7.86	$7.83	$7.60	$7.76	$8.06

Total return	3.08%	6.22%	0.93%	(0.70)%	6.25%
Net assets, end of year (in thousands)	$973,889	$969,264	$954,333	$990,213	$1,023,745
Ratio of net expenses to average net assets (a)	0.56%	0.57%	0.56%	0.55%	0.55%
Ratio of gross expenses to average net assets	0.56%	0.57%	0.56%	0.55%	0.55%
Ratio of net investment income to average net assets	2.66%	2.88%	2.98%	3.05%	3.15%
Portfolio turnover	4.59%	10.23%	16.81%	10.44%	11.53%

(a)	Percentages are after custodian expense reduction for which no recovery will be sought.
(b)	Rounds to less than $0.01.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2020

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
SCHOOL IMPROVEMENT BONDS
22.83% of Net Assets
Barren County KY School District Finance Corporation**	5.000%	08/01/2022	A1	$1,055,000	$1,152,239
Barren County KY School District Finance Corporation	5.000	08/01/2023	A1	500,000	567,990
Bowling Green KY Independent School District Finance Corporation	5.000	08/01/2027	A1	695,000	851,841
Bullitt County KY School District Finance Corporation	5.000	09/01/2022	A1	300,000	328,407
Fayette County KY School District Finance Corporation	5.000	06/01/2023	Aa3	500,000	564,970
Fayette County KY School District Finance Corporation**	5.000	08/01/2023	Aa3	1,000,000	1,135,980
Hardin County KY School District Finance Corporation	5.000	03/01/2023	A1	770,000	857,626
Jefferson County KY School District Finance Corporation	4.000	12/01/2023	Aa3	500,000	556,910
Jessamine County KY School District Finance Corporation	5.000	02/01/2023	A1	575,000	639,038
Laurel County KY School District Finance Corporation	4.000	06/01/2022	A1	890,000	945,367
Laurel County KY School District Finance Corporation	4.000	06/01/2024	A1	465,000	516,968
Pike County KY School District Finance Corporation	5.000	08/01/2024	A1	250,000	292,345
Pike County KY School District Finance Corporation	5.000	02/01/2025	A1	900,000	1,065,852
Pike County KY School District Finance Corporation	5.000	08/01/2025	A1	200,000	240,674
Pike County KY School District Finance Corporation	4.000	02/01/2028	A1	295,000	335,731
Warren County KY School District Finance Corporation	4.000	06/01/2022	A1	725,000	768,529

					10,820,467
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
20.35% of Net Assets
KY State Property & Building #100	5.000	08/01/2025	A1	500,000	524,450
KY State Property & Building #106	5.000	10/01/2021	A1	750,000	785,895
KY State Property & Building #106	5.000	10/01/2024	A1	750,000	849,465
KY State Property & Building #106	5.000	10/01/2025	A1	2,365,000	2,606,940
KY State Property & Building #106**	5.000	10/01/2026	A1	1,000,000	1,100,970
KY State Property & Building #108	5.000	08/01/2023	A1	875,000	971,775
KY State Property & Building #108	5.000	08/01/2028	A1	755,000	860,080
KY State Property & Building #110	5.000	08/01/2023	A1	1,750,000	1,943,550

					9,643,125
PUBLIC FACILITIES REVENUE BONDS
16.37% of Net Assets
KY State Certificate of Participation	4.000	06/15/2023	A1	940,000	1,031,537
KY State Certificate of Participation	4.000	06/15/2024	A1	300,000	337,704
KY State Property & Building #109**	5.000	10/01/2022	A1	1,000,000	1,083,720
Laurel County KY Justice Center	5.000	03/01/2023	A1	600,000	661,548
Lexington Fayette Urban County Government — Court Facilities	5.000	10/01/2024	A1	700,000	822,997
Livingston County KY Public Properties	5.000	08/01/2022	A1	500,000	543,140
Livingston County KY Public Properties	5.000	08/01/2024	A1	555,000	645,598
River City Parking Authority	5.000	12/01/2024	Aa3	340,000	403,838
Taylor County KY Public Courthouse	4.000	09/01/2027	A1	700,000	811,237
Warren County KY Justice Center Expansion Corporation**	5.000	09/01/2023	A1	1,250,000	1,417,338

					7,758,657
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
9.50% of Net Assets
KY Asset Liability Commission Federal Highway	5.000	09/01/2024	A2	500,000	583,920
KY Asset Liability Commission Federal Highway	5.000	09/01/2026	A2	565,000	655,304
KY Asset Liability Project Notes	4.000	09/01/2023	A2	250,000	275,648
KY State Turnpike Authority Economic Development	5.000	07/01/2024	Aa3	1,175,000	1,338,607
KY State Turnpike Authority Economic Development	5.000	07/01/2026	Aa3	1,385,000	1,649,133

					4,502,612
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
7.34% of Net Assets
University of Kentucky General Receipts	4.000	04/01/2028	Aa2	750,000	833,835
University of Louisville	5.000	03/01/2024	A1	350,000	393,705
University of Louisville**	5.000	03/01/2024	A1	2,000,000	2,249,740

					3,477,280

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2020

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
HOSPITAL AND HEALTHCARE REVENUE BONDS
7.25% of Net Assets
Lexington Fayette Urban County Government	5.000%	06/01/2024	A1	$2,800,000	$2,898,280
Warren County Hospital	5.000	04/01/2023	A+*	500,000	535,100

					3,433,380
MUNICIPAL UTILITY REVENUE BONDS
5.67% of Net Assets
Campbell & Kenton Counties Sanitation District #1	4.000	08/01/2031	Aa2	1,000,000	1,168,330
Frankfort Electric & Water	4.000	12/01/2023	AA*	440,000	489,922
KY Rural Water Finance Corporation	4.500	08/01/2021	A+*	100,000	100,186
Northern KY Water	5.000	02/01/2026	Aa2	815,000	929,866

					2,688,304
REFUNDING BONDS
4.06% of Net Assets
KY State Property & Building #104**	5.000	11/01/2021	A2	1,000,000	1,054,730
KY State Property & Building #108	5.000	08/01/2022	A1	200,000	215,566
KY State Property & Building #112	5.000	11/01/2026	A1	555,000	652,525

					1,922,821
PREREFUNDED BONDS
2.52% of Net Assets
KY Infrastructure Authority Wastewater & Drinking Water	5.000	02/01/2025	Aaa	175,000	187,976
KY Turnpike Economic Development Road Revenue	5.000	07/01/2023	Aa3	600,000	651,726
KY Turnpike Ecomonic Development Road Revenue**	5.000	07/01/2024	Aa3	250,000	260,903
KY Turnpike Economic Development Road Revenue	5.000	07/01/2024	Aa3	85,000	92,328

					1,192,933
AIRPORT REVENUE BONDS
1.27% of Net Assets
Kenton County Airport	5.000	01/01/2026	A1	500,000	604,140

Total Investments 97.16% of Net Assets (cost $44,101,469) (See (a) below for further explanation)					$46,043,719

Other assets in excess of liabilities 2.84%					1,345,112

Net Assets 100%					$47,388,831

#	Ratings by Moody’s Investors Service unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $44,101,469 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,942,250
Unrealized depreciation	—

Net unrealized appreciation	$1,942,250

Other Information

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds

Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	46,043,719
Level 3	Significant Unobservable Inputs	—

$46,043,719

The accompanying footnotes are an integral part of the financial statements.

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020

ASSETS:
Investments in securities, at fair value (Cost: $44,101,469)		$46,043,719
Cash		829,826
Interest receivable		610,384

Total assets		47,483,929
LIABILITIES:
Payable for:
Distributions to shareholders	29,896
Fund shares redeemed	3,575
Investment advisory fee	16,035
Transfer agent fee	6,162
Professional fees	10,938
Custodian expense	4,635
Trustees fees	2,575
Accrued expenses	21,282

Total liabilities		95,098

NET ASSETS:
Capital		45,560,767
Total distributable earnings		1,828,064

Net assets at value		$47,388,831

NET ASSET VALUE, offering price and redemption price per share (8,752,466 shares outstanding; unlimited number of shares authorized; no par value)		$5.41

STATEMENT OF OPERATIONS

For the year ended June 30, 2020

Net investment income:
Interest income	$1,223,092

Expenses:
Investment advisory fee	255,080
Transfer agent fee	67,219
Professional fees	14,756
Compliance fees	7,300
Registration expense	10,642
Custodian expense	15,575
Pricing fees	7,300
Trustees fees	6,112
Other expenses	15,819

Total expenses	399,803
Fees waived by Adviser (Note 2)	(41,707)
Custodian expense reduction	(558)

Net expenses	357,538

Net investment income	865,554

Realized and unrealized gain on investments:
Net realized gain	146,952
Net change in unrealized appreciation/(depreciation)	399,130

Net realized and unrealized gain on investments	546,082

Net increase in net assets resulting from operations	$1,411,636

The accompanying footnotes are an integral part of the financial statements.

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2020 and 2019

	2020	2019
Operations:
Net investment income	$865,554	$1,071,104
Net realized gain/(loss) on investments	146,952	(50,591)
Net change in unrealized appreciation/(depreciation)	399,130	1,547,024

Net increase in net assets resulting from operations	1,411,636	2,567,537
Total distributions (Note 6)	(865,554)	(1,071,104)
Net Fund share transactions (Note 4)	(8,575,765)	(8,723,711)

Total decrease	(8,029,683)	(7,227,278)
Net assets:
Beginning of year	55,418,514	62,645,792

End of year	$47,388,831	$55,418,514

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2020	2019	2018	2017	2016
Net asset value, beginning of year	$5.36	$5.22	$5.33	$5.45	$5.35

Income from investment operations:
Net investment income	0.09	0.09	0.09	0.10	0.11
Net gains/(losses) on investments	0.05	0.14	(0.11)	(0.12)	0.10

Total from investment operations	0.14	0.23	(0.02)	(0.02)	0.21
Less distributions:
Distributions from net investment income	(0.09)	(0.09)	(0.09)	(0.10)	(0.11)

Net asset value, end of year	$5.41	$5.36	$5.22	$5.33	$5.45

Total return	2.66%	4.56%	(0.32)%	(0.44)%	3.88%
Net assets, end of year (in thousands)	$47,389	$55,419	$62,646	$72,172	$85,169
Ratio of net expenses to average net assets (a)	0.70%	0.70%	0.70%	0.71%	0.72%
Ratio of gross expenses to average net assets	0.78%	0.77%	0.75%	0.73%	0.72%
Ratio of net investment income to average net assets	1.70%	1.81%	1.76%	1.79%	1.96%
Portfolio turnover	2.75%	4.88%	4.69%	14.84%	26.49%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — MISSISSIPPI TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds

June 30, 2020

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
25.46% of Net Assets
Jackson State University Educational Building	5.000%	03/01/2034	Aa2	$440,000	$514,170
Mississippi State University Educational Building	5.000	11/01/2032	Aa2	125,000	148,624
MS Development Bank Special Obligation Gulf Coast Community Project**	4.000	12/01/2034	AA-*	300,000	339,840
MS Development Bank Special Obligation Northwest MS Community College	4.000	03/01/2039	AA-*	225,000	257,148
MS Development Bank Special Obligation Pearl River Community College	5.000	10/01/2033	AA-*	125,000	157,843
MS State University	4.000	08/01/2033	Aa2	140,000	162,016
MS State University Educational Building Corporation Revenue	5.000	08/01/2033	Aa2	225,000	279,630
MS State University Educational Building Corporation Revenue	4.000	08/01/2036	Aa2	250,000	287,510
University of Mississippi Educational Building Corporation	5.000	10/01/2031	Aa2	205,000	249,307
University Southern MS Educational Building Corporation	5.000	09/01/2033	Aa2	360,000	434,210

					2,830,298
PREREFUNDED BONDS
25.09% of Net Assets
MS Development Bank Desoto County Highway	5.000	01/01/2030	Aa3	100,000	110,676
MS Development Bank Special Obligation Canton	5.750	10/01/2031	A2	370,000	395,001
MS Development Bank Special Obligation Hinds College	5.000	04/01/2036	A2	250,000	258,848
MS Development Bank Special Obligation Jones County Rest Home	5.250	04/01/2028	A2	120,000	124,472
MS Development Bank Special Obligation Lowndes County	5.125	12/01/2027	AA*	135,000	137,734
MS Development Bank Special Obligation Marshall County	5.000	01/01/2028	Aa3	200,000	214,052
MS State Capital Improvement Projects	5.000	10/01/2029	Aa2	145,000	153,439
MS State Capital Improvement Projects	5.000	10/01/2036	Aa2	180,000	190,593
MS State University Educational Building Corporation Revenue	5.000	08/01/2036	Aa2	175,000	184,030
MS State University Educational Building Corporation Revenue**	5.250	08/01/2038	Aa2	300,000	345,282
Southern Mississippi Educational Building Corporation	5.000	03/01/2038	Aa2	600,000	674,406

					2,788,533
MUNICIPAL UTILITY REVENUE BONDS
10.59% of Net Assets
MS Development Bank Special Obligation Hattiesburg Water & Sewer	4.750	12/01/2038	AA*	700,000	763,307
MS Development Bank Special Obligation Jackson Water & Sewer	6.875	12/01/2040	A3	150,000	176,005
MS Development Bank Special Obligation Tupelo	5.000	05/01/2033	Aa2	150,000	180,251
MS Development Bank Special Obligation West Jackson County Utility District	5.000	12/01/2033	A*	50,000	56,761

					1,176,324
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
8.13% of Net Assets
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2025	Aa3	200,000	237,956
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2029	Aa3	300,000	373,656
MS Development Bank Special Obligation Highway Construction	4.000	01/01/2030	Aa3	175,000	203,660
MS Development Bank Special Obligation Marshall County	5.000	01/01/2030	Aa3	75,000	87,599

					902,871
PUBLIC FACILITIES REVENUE BONDS
7.21% of Net Assets
MS Development Bank Special Obligation Brandon Public Improvement**	4.000	08/01/2033	AA*	300,000	343,842
MS Development Bank Special Obligation Brandon Public Improvement	5.000	11/01/2033	Aa3	150,000	171,618
MS Development Bank Special Obligation Brandon Public Improvement	4.000	08/01/2035	AA*	150,000	170,984
MS Development Bank Special Obligation Hinds County	4.000	11/01/2035	Aa3	100,000	114,315

					800,759
SCHOOL IMPROVEMENT BONDS
5.48% of Net Assets
MS Development Bank Special Obligation Canton School District	5.000	12/01/2033	A1	100,000	119,243
MS Development Bank Special Obligation Jackson Schools	5.000	04/01/2028	A+*	225,000	247,500
MS Development Bank Special Obligation Rankin School District	4.000	06/01/2038	AA*	100,000	113,555
MS Development Bank Special Obligation Vicksburg Warren School District	5.500	03/01/2038	AA*	100,000	128,463

					608,761

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — MISSISSIPPI TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds

June 30, 2020

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
REFUNDING BONDS
4.74% of Net Assets
MS State Refunding	5.000%	10/01/2033	Aa2	$150,000	$188,411
MS State Refunding	4.000	10/01/2036	Aa2	290,000	338,122

					526,533
AD VALOREM PROPERTY BONDS
3.85% of Net Assets
MS Development Bank Special Obligation Hinds County Schools	5.000	03/01/2043	Aa3	350,000	427,364

MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
3.71% of Net Assets
Mississippi State Gaming Tax Revenue	5.000	10/15/2035	A3	125,000	136,376
Mississippi State Gaming Tax Revenue	5.000	10/15/2037	A+*	125,000	146,328
MS Development Bank Special Obligation Rankin County	5.000	08/01/2034	Aa1	100,000	129,526

					412,230
HOSPITAL AND HEALTHCARE REVENUE BONDS
1.85% of Net Assets
Medical Center Educational Building Corporation MS Revenue	5.500	12/01/2023	Aa2	75,000	81,883
Medical Center Educational Building Corporation MS Revenue	5.000	06/01/2035	Aa2	100,000	123,842

					205,725

Total Investments 96.11% of Net Assets (cost $9,977,320) (See (a) below for further explanation)					$10,679,398

Other assets in excess of liabilities 3.89%					431,692

Net Assets 100%					$11,111,090

#	Ratings by Moody’s Investors Service unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $9,977,320 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$707,136
Unrealized depreciation	(5,058)

Net unrealized appreciation	$702,078

Other Information

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	10,679,398
Level 3	Significant Unobservable Inputs	—

$10,679,398

The accompanying footnotes are an integral part of the financial statements.

MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020

ASSETS:
Investments in securities, at fair value (Cost: $9,977,320)		$10,679,398
Cash		366,415
Interest receivable		128,927

Total assets		11,174,740
LIABILITIES:
Payable for:
Distributions to shareholders	41,175
Fund shares redeemed	3,237
Investment advisory fee	1,944
Transfer agent fee	3,009
Professional fees	4,414
Custodian expense	3,080
Trustee fees	795
Accrued expenses	5,996

Total liabilities		63,650

NET ASSETS:
Capital		10,387,741
Total distributable earnings		723,349

Net assets at value		$11,111,090

NET ASSET VALUE, offering price and redemption price per share (898,247 shares outstanding; unlimited number of shares authorized; no par value)		$12.37

STATEMENT OF OPERATIONS

For the year ended June 30, 2020

Net investment income:
Interest income	$352,692

Expenses:
Investment advisory fee	54,915
Transfer agent fee	16,474
Registration fees	10,489
Compliance expense	7,020
Custodian expense	7,877
Pricing expense	4,011
Professional fees	3,123
Trustees fees	1,293
Other expenses	3,421

Total expenses	108,623
Fees waived by Adviser (Note 2)	(31,217)
Custodian expense reduction	(282)

Net expenses	77,124

Net investment income	275,568

Realized and unrealized gain on investments:
Net realized gain	34,775
Net change in unrealized appreciation/(depreciation)	99,042

Net realized and unrealized gain on investments	133,817

Net increase in net assets resulting from operations	$409,385

The accompanying footnotes are an integral part of the financial statements.

MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2020 and 2019

	2020	2019
Operations:
Net investment income	$275,568	$306,958
Net realized gain on investments	34,775	4,783
Net change in unrealized appreciation/(depreciation)	99,042	260,698

Net increase in net assets resulting from operations	409,385	572,439
Total distributions (Note 6)	(289,777)	(307,238)
Net Fund share transactions (Note 4)	(333,019)	(555,782)

Total decrease	(213,411)	(290,581)
Net assets:
Beginning of year	11,324,501	11,615,082

End of year	$11,111,090	$11,324,501

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2020		2019	2018	2017	2016
Net asset value, beginning of year	$12.21		$11.92	$12.14	$12.55	$12.03

Income from investment operations:
Net investment income	0.31		0.33	0.33	0.34	0.36
Net gains/(losses) on investments	0.18		0.29	(0.22)	(0.41)	0.52

Total from investment operations	0.49		0.62	0.11	(0.07)	0.88
Less distributions:
Distributions from net investment income	(0.31)		(0.33)	(0.33)	(0.34)	(0.36)
Distributions from capital gains	(0.02	)(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00

Total distributions	(0.33)		(0.33)	(0.33)	(0.34)	(0.36)

Net asset value, end of year	$12.37		$12.21	$11.92	$12.14	$12.55

Total return	4.01%		5.29%	0.99%	(0.48)%	7.49%
Net assets, end of year (in thousands)	$11,111		$11,325	$11,615	$12,448	$11,505
Ratio of net expenses to average net assets (a)	0.70%		0.70%	0.70%	0.70%	0.70%
Ratio of gross expenses to average net assets	0.99%		0.97%	0.92%	0.85%	0.88%
Ratio of net investment income to average net assets	2.51%		2.75%	2.75%	2.80%	2.97%
Portfolio turnover	10.26%		4.65%	7.26%	14.06%	3.26%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Rounds to less than $0.01.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

June 30, 2020

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
20.72% of Net Assets
Appalachian NC State University	4.000%	05/01/2033	A1	$500,000	$567,916
Appalachian NC State University	5.000	05/01/2036	A1	1,000,000	1,204,490
Iredell County NC Community College	5.000	04/01/2026	Aa1	225,000	225,520
Iredell County NC Community College	5.000	04/01/2027	Aa1	325,000	325,744
NC State Capital Facilities Davidson College	5.000	03/01/2032	AA+*	310,000	332,838
NC State Capital Facilities Duke University	5.000	10/01/2041	Aa1	2,000,000	2,469,520
NC State Capital Facilities Finance Agency Davidson College	4.750	03/01/2035	AA+*	1,000,000	1,063,640
NC State Capital Facilities Wake Forest	5.000	01/01/2048	Aa3	315,000	383,475
NC State University at Raleigh	5.000	10/01/2042	Aa1	750,000	845,768
Scotland County NC	5.000	12/01/2033	A*	250,000	307,473
University of NC at Asheville	4.000	06/01/2036	A1	1,350,000	1,545,804
University of NC at Charlotte Board of Governors	4.000	10/01/2037	Aa3	750,000	855,675
University of NC at Charlotte Board of Governors	5.000	10/01/2042	Aa3	250,000	300,768
University of NC at Wilmington	4.000	10/01/2037	Aa3	750,000	885,833
University of NC Chapel Hill Hospitals	4.000	02/01/2037	Aa3	1,000,000	1,147,700
University of NC Chapel Hill Hospitals	4.000	02/01/2038	Aa3	400,000	456,384
University of NC Charlotte	5.000	04/01/2035	Aa3	595,000	680,073
University of NC Charlotte	4.000	10/01/2035	Aa3	250,000	287,050
University of NC Charlotte	4.000	10/01/2036	Aa3	250,000	285,955
University of NC Charlotte	5.000	04/01/2038	Aa3	1,000,000	1,130,360
University of NC Charlotte	5.000	04/01/2040	Aa3	2,650,000	3,081,813
University of NC Charlotte	5.000	04/01/2043	Aa3	1,500,000	1,693,185
University of NC Greensboro	5.000	04/01/2033	Aa3	900,000	1,026,891
University of NC Greensboro	4.000	04/01/2035	Aa3	750,000	865,358
University of NC Greensboro	4.000	04/01/2036	Aa3	500,000	574,960
University of NC Greensboro	5.000	04/01/2038	Aa3	425,000	521,267
University of NC Greensboro	5.000	04/01/2039	Aa3	2,870,000	3,225,105
University of NC Wilmington	4.000	04/01/2037	Aa3	385,000	455,008
University of NC Wilmington	4.000	04/01/2038	Aa3	405,000	477,208
University of NC Wilmington	4.000	04/01/2039	Aa3	1,380,000	1,606,596
University of NC Wilmington Limited Obligation	5.000	06/01/2033	A1	550,000	621,148
University of NC Wilmington Limited Obligation	4.000	06/01/2034	A1	500,000	539,590
University of North Carolina	5.000	10/01/2033	A3	30,000	30,065
Western Carolina University	5.000	10/01/2035	Aa3	1,000,000	1,248,600
Western Carolina University	5.000	10/01/2043	Aa3	1,000,000	1,224,890
Western Carolina University	5.000	10/01/2045	Aa3	825,000	953,593

					33,447,263
SCHOOL IMPROVEMENT BONDS
17.25% of Net Assets
Brunswick County NC Limited Obligation	5.000	06/01/2030	Aa2	250,000	299,480
Brunswick County NC Limited Obligation	5.000	06/01/2031	Aa2	250,000	299,480
Buncombe County NC Limited Obligation	4.000	06/01/2036	Aa1	125,000	148,753
Burke County NC Limited Obligation	4.000	04/01/2034	Aa3	250,000	289,123
Cabarrus County NC	4.000	06/01/2034	Aa2	795,000	921,190
Cabarrus County NC Limited Obligation	5.000	04/01/2035	Aa2	1,435,000	1,713,419
Cabarrus County NC Limited Obligation	4.000	06/01/2035	Aa2	1,650,000	1,901,378
Chatham County NC Limited Obligation	4.000	11/01/2036	Aa2	750,000	879,083
Chatham County NC Limited Obligation	4.000	11/01/2037	Aa2	2,000,000	2,337,460
Davidson County NC Limited Obligation	5.000	06/01/2032	Aa2	500,000	607,610
Duplin County NC Limited Obligation	5.000	04/01/2032	A2	750,000	888,240
Duplin County NC Limited Obligation	5.000	04/01/2034	A2	865,000	1,020,268
Henderson County NC Limited Obligation	4.000	06/01/2034	Aa2	200,000	233,624
Henderson County NC Limited Obligation	4.000	06/01/2037	Aa2	1,275,000	1,516,013
Henderson County NC Limited Obligation	4.000	06/01/2038	Aa2	1,060,000	1,256,164
Onslow County NC Limited Obligation	5.000	06/01/2033	Aa2	500,000	596,830
Pitt County NC Limited Obligation	4.000	04/01/2031	Aa2	500,000	584,085

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

June 30, 2020

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Pitt County NC Limited Obligation	4.000%	04/01/2034	Aa2	$550,000	$631,763
Randolph County NC Limited Obligation	4.000	10/01/2037	Aa3	250,000	297,383
Randolph County NC Limited Obligation	4.000	10/01/2039	Aa3	250,000	295,745
Rutherford County NC Limited Obligation	4.000	03/01/2037	A1	410,000	487,711
Rutherford County NC Limited Obligation	4.000	03/01/2039	A1	500,000	590,885
Rutherford County NC Limited Obligation	4.000	03/01/2040	A1	325,000	381,882
Sampson County NC Limited Obligation	5.000	12/01/2033	A1	1,975,000	2,339,131
Sampson County NC Limited Obligation	5.000	09/01/2040	A1	750,000	903,458
Scotland County NC	4.500	12/01/2036	A*	1,170,000	1,398,601
Surry County NC Limited Obligation	4.000	06/01/2034	Aa3	350,000	418,919
Surry County NC Limited Obligation	4.000	06/01/2036	Aa3	590,000	698,112
Surry County NC Limited Obligation	4.000	06/01/2037	Aa3	730,000	861,123
Wake County NC Limited Obligation	4.000	09/01/2037	Aa1	750,000	882,638
Wayne County NC	4.000	06/01/2034	Aa3	1,500,000	1,743,435
Wilkes County NC Limited Obligation	5.000	06/01/2031	A1	350,000	415,559

					27,838,545
PUBLIC FACILITIES REVENUE BONDS
14.30% of Net Assets
Charlotte NC Certificate of Participation	4.000	12/01/2034	Aa1	290,000	325,989
Charlotte NC Certificate of Participation	4.000	06/01/2036	Aa2	1,000,000	1,179,620
Charlotte NC Certificate of Participation	4.000	06/01/2037	Aa2	3,000,000	3,533,460
Charlotte NC Certificate of Participation Convention Facility Project	4.000	06/01/2037	Aa2	500,000	583,535
Charlotte NC Certificate of Participation Convention Facility Project	4.000	06/01/2039	Aa2	1,000,000	1,153,800
Davidson County NC Limited Obligation	4.000	06/01/2037	Aa2	200,000	239,404
Davidson County NC Limited Obligation	4.000	06/01/2038	Aa2	240,000	286,805
Davidson County NC Limited Obligation	4.000	06/01/2040	Aa2	635,000	752,513
Durham Capital Financing Corporation	4.000	06/01/2036	Aa1	300,000	361,218
Durham Capital Financing Corporation	4.000	06/01/2037	Aa1	270,000	324,281
Durham Capital Financing Corporation	4.000	06/01/2038	Aa1	250,000	299,005
Durham NC Limited Obligation	4.000	04/01/2036	Aa1	1,000,000	1,163,220
Forsyth County NC Limited Tax	5.000	04/01/2031	Aa1	335,000	359,559
Harnett County NC Limited Obligation	4.000	10/01/2038	Aa3	1,055,000	1,234,340
Henderson County NC Limited Obligation	5.000	10/01/2030	Aa2	250,000	300,335
Henderson County NC Limited Obligation	5.000	10/01/2031	Aa2	500,000	598,405
Johnston County NC Limited Obligation^	4.000	04/01/2035	Aa2	360,000	433,040
Johnston County NC Limited Obligation^	4.000	04/01/2037	Aa2	975,000	1,165,096
Kannapolis NC Limited Obligation	5.000	04/01/2032	A1	500,000	568,720
Onslow County NC Limited Obligation	5.000	06/01/2032	Aa2	500,000	599,230
Orange County NC	4.000	10/01/2036	Aa1	375,000	446,779
Orange County NC	4.000	10/01/2037	Aa1	375,000	445,721
Orange County NC	4.000	10/01/2038	Aa1	275,000	325,575
Orange County NC	4.000	10/01/2038	Aa1	765,000	908,560
Orange County NC	4.000	10/01/2039	Aa1	200,000	235,850
Raleigh NC Limited Obligation	5.000	10/01/2034	Aa1	1,420,000	1,637,940
Raleigh NC Limited Obligation	5.000	10/01/2038	Aa1	500,000	575,130
Randolph County NC Limited Obligation	4.000	10/01/2036	Aa3	250,000	298,798
Randolph County NC Limited Obligation	4.000	10/01/2037	Aa3	250,000	296,680
Randolph County NC Limited Obligation	4.000	10/01/2038	Aa3	670,000	793,220
Randolph County NC Limited Obligation	4.000	10/01/2039	Aa3	500,000	590,555
Thomasville NC Revenue	4.000	05/01/2036	Aa3	500,000	584,830
Wilmington NC Limited Obligation	4.000	06/01/2036	Aa1	230,000	274,165
Wilmington NC Limited Obligation	4.000	06/01/2037	Aa1	170,000	201,965

					23,077,343
MUNICIPAL UTILITY REVENUE BONDS
9.50% of Net Assets
Brunswick County NC Enterprise System Revenue	5.000	04/01/2031	Aa3	500,000	588,780
Brunswick County NC Enterprise System Revenue	4.000	04/01/2039	Aa3	1,000,000	1,168,580
Buncombe County NC Metropolitan Sewer District	5.000	07/01/2039	Aaa	550,000	637,048

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

June 30, 2020

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Cary NC Combined Enterprise System Revenue	4.000%	12/01/2042	Aaa	$750,000	$862,425
Concord NC Utilities System Revenue	4.500	12/01/2034	Aa2	1,000,000	1,168,080
Fuquay-Varina NC Combined Utilities Revenue	5.000	04/01/2040	Aa2	1,000,000	1,183,710
Gastonia NC Combined Utilities System Revenue	5.000	05/01/2034	Aa2	570,000	671,169
Gastonia NC Combined Utilities System Revenue	5.000	05/01/2035	Aa2	250,000	293,603
Greensboro NC Enterprise System Revenue	4.000	06/01/2045	Aa1	1,000,000	1,188,030
High Point NC Combined Enterprise	5.000	11/01/2039	Aa2	750,000	878,723
Martin County NC Limited Obligation Water and Sewer District	4.750	06/01/2034	A2	1,150,000	1,302,065
NC Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2030	A*	500,000	601,375
NC Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2032	A*	500,000	591,520
Sampson County NC Water & Sewer District	5.000	06/01/2037	A1	920,000	1,083,132
Union County NC Enterprise System Revenue	4.000	06/01/2038	Aa1	500,000	591,620
Union County NC Enterprise System Revenue	4.000	06/01/2044	Aa1	415,000	479,923
Wake County NC Industrial Facilities & Pollution Control Duke Energy	4.000	06/01/2041	Aa3	1,260,000	1,327,070
Wilmington NC Storm Water Revenue	5.000	06/01/2028	AA+*	115,000	115,342
Wilmington NC Storm Water Revenue	5.000	06/01/2035	Aa2	500,000	594,710

					15,326,905
PREREFUNDED BONDS
7.86% of Net Assets
Buncombe County NC Limited Obligation	5.000	06/01/2030	Aa1	250,000	272,370
Buncombe County NC Limited Obligation	5.000	06/01/2032	Aa1	250,000	272,370
Durham Capital Financing Corporation	4.000	06/01/2043	Aa1	1,000,000	1,103,770
Durham Capital Financing Corporation Limited Obligation	5.000	06/01/2034	Aa1	500,000	566,220
Jacksonville Public Facilities Corporation Limited Obligation	5.000	04/01/2031	Aa3	265,000	286,611
Jacksonville Public Facilities Corporation Limited Obligation	5.000	04/01/2032	Aa3	100,000	108,155
Johnston County NC Installment Financing Contract	5.000	10/15/2027	Aa2	570,000	577,820
Nash County NC Limited Obligation**	5.000	10/01/2030	Aa3	1,140,000	1,152,936
NC Eastern Municipal Power Agency	6.000	01/01/2025	AAA@	1,150,000	1,429,531
NC Eastern Municipal Power Agency	6.000	01/01/2026	AAA@	275,000	298,095
NC Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2031	A2	500,000	534,895
NC State Medical Care Commission Duke University Health	5.000	06/01/2035	Aa2	500,000	543,830
NC State Medical Care Commission Health Care Facilities Vidant Health	5.000	06/01/2036	A2	1,000,000	1,088,670
Orange County NC Public Facilities Company Limited Obligation	4.750	10/01/2032	Aa1	750,000	824,873
University of NC Charlotte	5.000	04/01/2031	Aa3	750,000	811,163
University of NC Greensboro	5.000	04/01/2031	Aa3	500,000	540,955
University of NC Greensboro	5.000	04/01/2036	Aa3	500,000	540,955
Watauga NC Public Facilities Corporation Limited Obligation	5.000	06/01/2027	Aa3	750,000	816,503
Winston Salem NC Limited Obligation	5.000	06/01/2031	Aa1	800,000	908,456

					12,678,178
REFUNDING BONDS
7.86% of Net Assets
Buncombe County NC Limited Obligation**	5.000	06/01/2035	Aa1	1,000,000	1,171,590
Charlotte NC Certificate of Participation	5.000	06/01/2026	Aa1	1,455,000	1,458,550
Charlotte NC Certificate of Participation	5.000	06/01/2027	Aa1	775,000	776,868
Charlotte NC Certificate of Participation	5.000	06/01/2033	Aa1	840,000	941,858
Charlotte NC Certificate of Participation	5.000	06/01/2034	Aa1	750,000	881,033
Chatham County NC	5.000	11/01/2032	Aa2	825,000	992,244
Dare County NC Limited Obligation Refunding	5.000	06/01/2029	Aa3	100,000	108,968
Durham County NC	4.000	06/01/2036	Aaa	225,000	270,131
Monroe NC Limited Obligation	4.000	03/01/2033	Aa3	255,000	291,460
Monroe NC Limited Obligation**	5.000	03/01/2039	Aa3	1,250,000	1,483,175
New Hanover County NC Limited Obligation	5.000	12/01/2027	Aa1	505,000	559,968
Pitt County NC Certificate of Participation	5.000	04/01/2027	Aa2	500,000	540,590
Rockingham County NC Limited Obligation	5.000	04/01/2027	Aa3	250,000	297,838
Rockingham County NC Limited Obligation	4.500	04/01/2032	Aa3	500,000	573,500
Sampson County NC Limited Obligation	4.000	09/01/2036	A1	1,000,000	1,145,160
Sampson County NC Limited Obligation	4.000	09/01/2037	A1	500,000	571,135
Thomasville NC Combined Enterprise System Revenue	4.750	05/01/2028	A1	435,000	464,106

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

June 30, 2020

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Union County NC Limited Obligation Refunding	5.000%	12/01/2024	Aa1	$125,000	$149,314

					12,677,488
HOSPITAL AND HEALTHCARE REVENUE BONDS
6.91% of Net Assets
Charlotte Mecklenburg NC Hospital Authority Atrium Health	5.000	01/15/2036	Aa3	590,000	732,526
Charlotte Mecklenburg NC Hospital Healthcare System	5.000	01/15/2039	Aa3	1,500,000	1,614,840
Charlotte Mecklenburg NC Hospital Authority	5.000	01/15/2033	Aa3	210,000	263,928
NC State Medical Care Commission	4.000	07/01/2039	A2	550,000	622,881
NC State Medical Care Commission Health Care Facilities Rex Hospital	5.000	07/01/2030	A2	500,000	501,125
NC State Medical Care Commission Health Care Facilities Rex Hospital	5.000	07/01/2033	A2	750,000	856,995
NC State Medical Care Commission Health Care Facilities Vidant Health	5.000	06/01/2040	A2	1,385,000	1,562,792
NC State Medical Care Commission Health Care Facilities Wake Medical	5.000	10/01/2031	A2	1,000,000	1,071,460
NC State Medical Care Commission Health Care Facilities Wake Medical	5.000	10/01/2038	A2	200,000	212,508
NC State Medical Care Commission Rex Healthcare	4.000	07/01/2040	A2	750,000	847,343
NC State Medical Care Commission Wake Forest Baptist Hospital	5.000	12/01/2033	A2	1,000,000	1,073,200
New Hanover County NC Hospital Revenue New Hanover Regional Medical	5.000	10/01/2034	A1	1,500,000	1,792,290

					11,151,888
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
4.57% of Net Assets
NC State Grant Anticipation Revenue Vehicle Garvee	5.000	03/01/2030	A2	200,000	234,806
NC State Limited Obligation Build NC Bonds	4.000	05/01/2034	Aa1	670,000	796,530
NC State Turnpike Authority	5.000	01/01/2036	AA*	500,000	603,720
NC State Turnpike Authority	5.000	01/01/2038	AA*	2,415,000	2,905,630
NC State Turnpike Authority Monroe Connector System	5.000	07/01/2029	Aa1	500,000	520,880
NC State Turnpike Authority Monroe Connector System	5.000	07/01/2031	Aa1	1,385,000	1,443,406
NC State Turnpike Authority Triangle Expressway	4.000	01/01/2036	Aa1	250,000	290,918
NC State Turnpike Authority Triangle Expressway	4.000	01/01/2039	Aa1	500,000	574,985

					7,370,875
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
3.51% of Net Assets
Buncombe County NC Limited Obligation	5.000	06/01/2033	Aa1	600,000	706,080
Buncombe County NC Limited Obligation	5.000	06/01/2034	Aa1	1,100,000	1,272,370
Buncombe County NC Limited Obligation	5.000	06/01/2034	Aa1	365,000	428,769
Charlotte NC Certificate of Participation	5.000	12/01/2029	Aa1	340,000	361,260
Johnston County NC Limited Obligation	4.750	06/01/2033	Aa2	500,000	557,645
Rocky Mount NC Special Obligation	4.500	05/01/2032	Aa3	1,500,000	1,769,835
Winston Salem NC Limited Obligation	4.500	06/01/2034	Aa1	500,000	562,985

					5,658,944
AIRPORT REVENUE BONDS
3.10% of Net Assets
Charlotte NC Douglas International Airport	5.000	07/01/2030	Aa3	1,095,000	1,243,351
Charlotte NC Douglas International Airport	5.000	07/01/2036	Aa3	250,000	295,913
Charlotte NC Douglas International Airport	4.000	07/01/2036	Aa3	500,000	553,325
Charlotte NC Douglas International Airport	5.000	07/01/2037	Aa3	700,000	826,063
Charlotte NC Douglas International Airport	5.000	07/01/2042	Aa3	1,325,000	1,554,238
Charlotte NC Douglas International Airport	4.000	07/01/2044	Aa3	480,000	535,670

					5,008,560
LEASE REVENUE BONDS
1.08% of Net Assets
Buncombe County NC Limited Obligation	5.000	06/01/2032	Aa1	1,500,000	1,742,610

ESCROWED TO MATURITY BONDS
.61% of Net Assets
NC Eastern Municipal Power Agency	6.000	01/01/2022	A3	915,000	990,972

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

June 30, 2020

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
AD VALOREM PROPERTY BONDS
.23% of Net Assets
Raleigh NC Limited Obligation	4.000%	06/01/2034	Aa1	$300,000	$365,796

Total Investments 97.50% of Net Assets (cost $147,849,559) (See (a) below for further explanation)					$157,335,367

Other assets in excess of liabilities 2.50%					4,030,377

Net Assets 100%					$161,365,744

#	Ratings by Moody’s Investors Service unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
^	When-issued security or extended settlement — see footnote 1(D)
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $147,849,559 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$9,565,120
Unrealized depreciation	(79,312)

Net unrealized appreciation	$9,485,808

Other Information

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds

Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	157,335,367
Level 3	Significant Unobservable Inputs	—

$157,335,367

The accompanying footnotes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020

ASSETS:
Investments in securities, at fair value (Cost: $147,849,559)		$157,335,367
Cash		4,749,200
Receivable for fund shares sold		9,976
Interest receivable		1,438,667

Total assets		163,533,210
LIABILITIES:
Payable for:
Investments purchased	1,597,582
Distributions to shareholders	353,793
Fund shares redeemed	92,473
Investment advisory fee	64,338
Transfer agent fee	26,921
Trustees fees	3,175
Custodian expense	3,592
Accrued expenses	25,592

Total liabilities		2,167,466

NET ASSETS:
Capital		153,462,083
Total distributable earnings		7,903,661

Net assets at value		$161,365,744

NET ASSET VALUE, offering price and redemption price per share (13,529,872 shares outstanding; unlimited number of shares authorized; no par value)		$11.93

STATEMENT OF OPERATIONS

For the year ended June 30, 2020

Net investment income:
Interest income	$4,602,767

Expenses:
Investment advisory fee	745,053
Transfer agent fee	192,073
Professional fees	43,081
Custodian expense	24,063
Trustees fees	17,820
Pricing fees	13,538
Registration fees	8,342
Compliance expense	7,221
Other expenses	26,040

Total expenses	1,077,231
Fees waived by Adviser (Note 2)	(1,040)
Custodian expense reduction	(862)

Net expenses	1,075,329

Net investment income	3,527,438

Realized and unrealized gain on investments:
Net realized gain	172,081
Net change in unrealized appreciation/(depreciation)	30,013,563

Net realized and unrealized gain on investments	30,185,644

Net increase in net assets resulting from operations	$33,713,082

The accompanying footnotes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2020 and 2019

	2020	2019
Operations:
Net investment income	$3,527,438	$3,413,609
Net realized gain/(loss) on investments	172,081	(409,045)
Net change in unrealized appreciation/(depreciation)	30,013,563	4,464,408

Net increase in net assets resulting from operations	33,713,082	7,468,972
Total distributions (Note 6)	(3,527,438)	(3,413,609)
Net Fund share transactions (Note 4)	12,102,173	10,844,319

Total increase	42,287,817	14,899,682
Net assets:
Beginning of year	146,077,927	131,178,245

End of year	$188,365,744	$146,077,927

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2020	2019	2018	2017	2016
Net asset value, beginning of year	$11.68	$11.34	$11.50	$12.02	$11.53

Income from investment operations:
Net investment income	0.27	0.29	0.31	0.32	0.34
Net gains/(losses) on investments	0.25	0.34	(0.16)	(0.52)	0.49

Total from investment operations	0.52	0.63	0.15	(0.20)	0.83
Less distributions:
Distributions from net investment income	(0.27)	(0.29)	(0.31)	(0.32)	(0.34)

Net asset value, end of year	$11.93	$11.68	$11.34	$11.50	$12.02

Total return	4.48%	5.69%	1.27%	(1.68)%	7.28%
Net assets, end of year (in thousands)	$161,366	$146,078	$131,178	$139,272	$150,347
Ratio of net expenses to average net assets (a)	0.69%	0.70%	0.70%	0.69%	0.70%
Ratio of gross expenses to average net assets	0.69%	0.71%	0.71%	0.69%	0.70%
Ratio of net investment income to average net assets	2.27%	2.58%	2.66%	2.73%	2.87%
Portfolio turnover	9.88%	13.02%	11.76%	11.50%	6.09%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

June 30, 2020

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
24.50% of Net Assets
East Carolina University	5.000%	10/01/2027	Aa3	$250,000	$303,738
Pitt County NC Limited Obligation	5.000	04/01/2027	Aa2	495,000	622,923
University of NC Charlotte	5.000	10/01/2025	Aa3	110,000	133,401
University of NC Charlotte	5.000	04/01/2028	Aa3	250,000	296,173
University of NC Greensboro	5.000	04/01/2025	A+*	10,000	10,310
University of NC Greensboro	5.000	04/01/2026	Aa3	400,000	489,222
University of NC Wilmington	4.000	06/01/2029	A1	750,000	827,160
University of NC Wilmington Limited Obligation	4.000	06/01/2030	A1	200,000	220,928
Western Carolina University	5.000	10/01/2025	Aa3	225,000	274,030

					3,177,885
REFUNDING BONDS
19.46% of Net Assets
Bertie County Limited Obligation**	4.000	06/01/2022	A1	200,000	212,758
Cabarrus County NC Certificate of Participation	5.000	04/01/2021	AA*	150,000	150,455
Charlotte NC Certificate of Participation	4.000	06/01/2022	Aa1	125,000	133,770
Charlotte NC Certificate of Participation	5.000	06/01/2023	Aa1	25,000	28,382
Charlotte NC Certificate of Participation	4.000	06/01/2025	Aa1	100,000	110,100
Charlotte NC Certificate of Participation	5.000	12/01/2025	Aa2	100,000	122,947
Dare County NC Limited Obligation	5.000	06/01/2024	Aa3	335,000	364,637
Raleigh NC Limited Obligation Refunding	5.000	10/01/2023	Aa2	250,000	287,478
Rockingham County NC Limited Obligation**	5.000	04/01/2023	Aa3	250,000	280,862
Rockingham County NC Limited Obligation	4.000	04/01/2024	Aa3	105,000	118,478
Sampson County NC Limited Obligation	5.000	12/01/2023	A1	165,000	189,595
Sampson County NC Limited Obligation	5.000	09/01/2025	A1	125,000	151,674
Sampson County NC Limited Obligation	5.000	09/01/2026	A1	210,000	261,555
Warren County NC Limited Obligation**	5.000	06/01/2023	A1	100,000	112,745

					2,525,436
MUNICIPAL UTILITY REVENUE BONDS
12.99% of Net Assets
Brunswick County NC Enterprise System Revenue**	5.000	04/01/2027	Aa3	250,000	298,740
Cary NC Combined Enterprise Systems	4.000	12/01/2028	Aaa	250,000	292,635
Columbus County NC Limited Obligation	5.000	06/01/2023	A1	355,000	399,915
Monroe NC Limited Obligation	5.000	03/01/2028	Aa3	95,000	116,539
Monroe NC Limited Obligation	5.000	03/01/2029	Aa3	195,000	238,005
NC Municipal Power Agency #1 Catawba Electric	5.000	01/01/2028	A*	125,000	149,558
Warren County NC Limited Obligation	5.000	06/01/2027	A1	160,000	190,816

					1,686,208
SCHOOL IMPROVEMENT BONDS
11.55% of Net Assets
Onslow County NC Limted Obligation	5.000	06/01/2023	Aa2	250,000	283,033
Randolph County NC Limited Obligation	5.000	10/01/2025	Aa3	250,000	305,345
Rutherford County NC Limited Obligation	5.000	03/01/2028	A1	75,000	96,138
Scotland County NC	5.000	12/01/2025	A*	270,000	326,832
Scotland County NC	5.000	12/01/2026	A*	250,000	309,745
Scotland County NC	5.000	12/01/2027	A*	140,000	178,112

					1,499,205
PUBLIC FACILITIES REVENUE BONDS
8.52% of Net Assets
Buncombe County NC Limited Obligation**	5.000	06/01/2028	Aa1	500,000	598,430
Charlotte NC Certificate of Participation	4.000	12/01/2022	Aa1	170,000	178,803
Monroe NC Limited Obligation	5.000	04/01/2026	AA*	265,000	328,799

					1,106,032
HOSPITAL AND HEALTHCARE REVENUE BONDS
5.23% of Net Assets
Charlotte-Mecklenburg NC Hospital Authority Health Care System	5.000	01/15/2028	Aa3	225,000	269,906
NC State Medical Care Commission Health Care Facilities	4.000	06/01/2024	A2	180,000	199,530

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

June 30, 2020

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
North Carolina State Medical Care Commission Vidant Health	5.000%	06/01/2028	A2	$180,000	$209,210

					678,646
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
3.92% of Net Assets
NC State Grant Anticipation Revenue Vehicle	5.000	03/01/2029	A2	120,000	141,362
North Carolina State Anticipation Revenue Garvee	5.000	03/01/2029	A2	20,000	26,413
North Carolina Turnpike Authority	5.000	01/01/2029	A2	285,000	341,504

					509,279
PREREFUNDED BONDS
3.84% of Net Assets
Union County NC Enterprise System Revenue	4.000	12/01/2022	Aa1	100,000	105,222
University of NC Greensboro	5.000	04/01/2025	NR	90,000	93,185
Watauga NC Public Facillities Corporation Limited Obligation	5.000	06/01/2023	Aa3	275,000	299,552

					497,959
AD VALOREM PROPERTY BONDS
2.19% of Net Assets
Smithville Township NC**	5.000	06/01/2024	Aa3	250,000	284,820

LEASE REVENUE BONDS
2.05% of Net Assets
Edgecombe County NC Limited Obligation**	4.000	06/01/2022	A2	250,000	265,948

ESCROWED TO MATURITY BONDS
1.84% of Net Assets
NC Eastern Municipal Power Agency	6.000	01/01/2022	A3	220,000	238,267

MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
1.09% of Net Assets
Winston Salem NC Limited Obligation	5.000	06/01/2023	Aa1	125,000	142,025

Total Investments 97.18% of Net Assets (cost $11,876,061) (See (a) below for further explanation)					$12,611,710

Other assets in excess of liabilities 2.82%					365,456

Net Assets 100%					$12,977,166

#	Ratings by Moody’s Investors Service unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $11,876,061 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$735,649
Unrealized depreciation	—

Net unrealized appreciation	$735,649

Other Information

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	12,611,710
Level 3	Significant Unobservable Inputs	—

$12,611,710

The accompanying footnotes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020

ASSETS:
Investments in securities, at fair value (Cost: $11,876,061)		$12,611,710
Cash		296,808
Interest receivable		99,995

Total assets		13,008,513
LIABILITIES:
Payable for:
Distributions to shareholders	4,351
Fund shares redeemed	2,214
Investment advisory fee	1,937
Transfer agent fee	1,561
Professional fees	6,723
Custodian expense	3,542
Trustees fees	1,611
Accrued expenses	9,408

Total liabilities		31,347

NET ASSETS:
Capital		12,240,007
Total distributable earnings		737,159

Net assets at value		$12,977,166

NET ASSET VALUE, offering price and redemption price per share (1,158,931 shares outstanding; unlimited number of shares authorized; no par value)		$11.20

STATEMENT OF OPERATIONS

For the year ended June 30, 2020

Net investment income:
Interest income	$398,220

Expenses:
Investment advisory fee	88,063
Transfer agent fee	26,393
Registration fees	9,689
Custodian expense	8,492
Compliance fees	7,020
Pricing fees	5,717
Professional fees	5,239
Trustees fees	2,171
Other expenses	7,807

Total expenses	160,591
Fees waived by Adviser (Note 2)	(36,534)
Custodian expense reduction	(304)

Net expenses	123,753

Net investment income	274,467

Realized and unrealized gain on investments:
Net realized gain	151,048
Net change in unrealized appreciation/(depreciation)	80,007

Net realized and unrealized gain on investments	231,055

Net increase in net assets resulting from operations	$505,522

The accompanying footnotes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2020 and 2019

	2020	2019
Operations:
Net investment income	$274,467	$322,451
Net realized gain/(loss) on investments	151,048	(130,283)
Net change in unrealized appreciation/(depreciation)	80,007	821,421

Net increase in net assets resulting from operations	505,522	1,013,589
Total distributions (Note 6)	(274,467)	(322,451)
Net Fund share transactions (Note 4)	(6,757,665)	(3,454,289)

Total decrease	(6,526,610)	(2,763,151)
Net assets:
Beginning of year	19,503,776	22,266,927

End of year	$12,977,166	$19,503,776

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2020	2019	2018	2017	2016
Net asset value, beginning of year	$11.02	$10.64	$10.85	$11.05	$10.94

Income from investment operations:
Net investment income	0.17	0.17	0.16	0.16	0.17
Net gains/(losses) on investments	0.18	0.38	(0.21)	(0.20)	0.11

Total from investment operations	0.35	0.55	(0.05)	(0.04)	0.28
Less distributions:
Distributions from net investment income	(0.17)	(0.17)	(0.16)	(0.16)	(0.17)

Net asset value, end of year	$11.20	$11.02	$10.64	$10.85	$11.05

Total return	3.24%	5.19%	(0.45)%	(0.33)%	2.59%
Net assets, end of year (in thousands)	$12,977	$19,504	$22,267	$21,930	$25,134
Ratio of net expenses to average net assets (a)	0.70%	0.70%	0.70%	0.73%	0.83%
Ratio of gross expenses to average net assets	0.91%	0.88%	0.86%	0.82%	0.83%
Ratio of net investment income to average net assets	1.56%	1.55%	1.50%	1.49%	1.56%
Portfolio turnover	9.59%	13.59%	21.80%	11.15%	24.05%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

June 30, 2020

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
35.58% of Net Assets
Bristol TN Electric Revenue	5.000%	09/01/2038	AA-*	$1,525,000	$1,708,214
Chattanooga TN Electric Revenue	5.000	09/01/2035	AA*	250,000	296,923
Chattanooga TN Electric Revenue	5.000	09/01/2040	AA*	2,325,000	2,746,032
Clarksville TN Electric System Revenue	4.000	09/01/2034	Aa2	500,000	581,705
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2036	Aa2	500,000	591,370
Clarksville TN Water Sewer & Gas Revenue	4.000	02/01/2036	Aa2	1,475,000	1,720,042
Clarksville TN Water Sewer & Gas Revenue	4.000	02/01/2038	Aa2	820,000	950,528
Columbia TN Waterworks Revenue	5.000	12/01/2032	Aa3	885,000	936,312
Franklin TN Water & Sewer Revenue and Tax Authority	5.000	04/01/2024	Aaa	750,000	880,215
Franklin TN Water & Sewer System Revenue	4.000	02/01/2036	Aa3	250,000	285,180
Hallsdale-Powell TN Utility District Knox County Water & Sewer	4.000	04/01/2035	AA*	315,000	355,830
Hallsdale-Powell TN Utility District Knox County Water & Sewer	4.000	04/01/2038	AA*	1,000,000	1,119,700
Harpeth Valley TN Utilities District	5.000	09/01/2034	AA+*	500,000	582,805
Harpeth Valley TN Utilities District	5.000	09/01/2040	AA+*	1,000,000	1,086,070
Harpeth Valley Utilities	4.000	09/01/2045	AA+*	150,000	174,335
Harpeth Valley Utilities	4.000	09/01/2050	AA+*	250,000	289,425
Knox Chapman TN Utility District	4.500	01/01/2027	AA-*	1,000,000	1,098,570
Knox Chapman TN Utility District	5.000	01/01/2031	AA-*	250,000	293,560
Knox Chapman TN Utility District	5.000	01/01/2033	AA-*	250,000	294,043
Memphis TN Electric System Revenue	5.000	12/01/2031	Aa2	225,000	265,415
Memphis TN Electric System Revenue	5.000	12/01/2034	Aa2	1,250,000	1,466,813
Memphis TN Gas System Revenue	4.000	12/01/2034	Aa1	775,000	888,034
Memphis TN Gas System Revenue	4.000	12/01/2036	Aa1	800,000	927,744
Memphis TN Gas System Revenue**	4.000	12/01/2037	Aa1	1,310,000	1,515,225
Memphis TN Storm Water System Revenue	5.000	10/01/2038	Aa3	500,000	617,120
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2036	AA*	500,000	575,825
Metropolitan Government Nashville & Davidson County Electric**	5.000	05/15/2036	AA*	3,085,000	3,192,204
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2039	AA*	500,000	573,975
Metropolitan Government Nashville & Davidson County Water & Sewer**	5.000	07/01/2030	Aa2	3,250,000	3,669,735
Metropolitan Government Nashville & Davidson County Water & Sewer	5.000	07/01/2031	Aa2	500,000	563,935
Metropolitan Government Nashville & Davidson County Water & Sewer	5.000	07/01/2033	Aa2	575,000	645,967
Metropolitan Government Nashville & Davidson County Water & Sewer	5.000	07/01/2037	Aa2	250,000	307,213
Metropolitan Government Nashville & Davidson County Water & Sewer**	5.000	07/01/2040	Aa2	2,265,000	2,521,646
Watauga River Regional Water Authority TN Waterworks	4.000	07/01/2037	A*	270,000	309,110

					34,030,820
SCHOOL IMPROVEMENT BONDS
11.70% of Net Assets
Coffee County TN	4.000	06/01/2037	AA-*	500,000	579,100
Coffee County TN	4.000	06/01/2041	AA-*	620,000	709,925
Franklin TN Special School District	5.000	06/01/2039	Aa1	250,000	320,390
Johnson City TN	4.000	06/01/2036	Aa2	1,150,000	1,364,901
Montgomery County TN	4.000	04/01/2036	AA+*	260,000	298,709
Montgomery County TN	4.000	04/01/2037	AA+*	1,920,000	2,196,595
Rhea County TN**	5.000	04/01/2029	A1	1,385,000	1,488,555
Shelby County TN	5.000	04/01/2037	Aa1	500,000	613,055
Wilson County TN	4.000	04/01/2039	AA+*	1,495,000	1,678,287
Wilson County TN 10th Special School District	4.000	04/01/2033	AA-*	655,000	772,841
Wilson County TN 10th Special School District	4.000	04/01/2037	AA-*	200,000	236,012
Wilson County TN 10th Special School District	4.000	04/01/2038	AA-*	250,000	294,128
Wilson County TN 10th Special School District	4.000	04/01/2039	AA-*	550,000	645,139

					11,197,637
PUBLIC FACILITIES REVENUE BONDS
10.62% of Net Assets
Memphis Shelby County TN Industrial Development Board	5.000	11/01/2030	Aa3	1,250,000	1,545,838
Memphis TN Refunding General Improvement	5.000	04/01/2031	Aa2	800,000	927,512
Metropolitan Government Nashville & Davidson County Convention Center	5.000	07/01/2026	A1	630,000	631,329
Metropolitan Government Nashville & Davidson County Sports Authority	5.000	08/01/2031	Aa3	1,500,000	1,675,560

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

June 30, 2020

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Metropolitan Government Nashville & Davidson County Sports Authority	5.000%	08/01/2038	Aa3	$755,000	$837,046
Pigeon Forge Industrial Development Board	5.000	06/01/2027	AA*	1,400,000	1,456,126
Pigeon Forge Industrial Development Board**	5.000	06/01/2029	AA*	2,120,000	2,202,998
Pigeon Forge Industrial Development Board	5.000	06/01/2034	AA*	850,000	882,232

					10,158,641
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
8.76% of Net Assets
Franklin County TN Health & Education Facilities Board Revenue	5.000	09/01/2030	A+*	200,000	216,224
Metropolitan Government Nashville & Davidson County Vanderbilt University	5.000	10/01/2028	Aa1	650,000	717,912
Shelby County TN Health Education & Housing Facilities Board Rhodes College	4.000	08/01/2036	A2/A+*	920,000	1,037,162
Shelby County TN Health Education & Housing Facilities Board Rhodes College	4.000	08/01/2037	A2/A+*	1,030,000	1,158,101
Shelby County TN Health Education & Housing Facilities Board Rhodes College	4.000	08/01/2040	A2/A+*	875,000	976,054
TN State School Bond Authority Higher Educational Facilities	5.000	11/01/2037	Aa1	700,000	813,344
TN State School Bond Authority Higher Educational Facilities	5.000	11/01/2040	Aa1	2,000,000	2,372,320
TN State School Bond Authority Higher Educational Facilities	5.000	11/01/2043	Aa1	1,000,000	1,089,450

					8,380,567
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
7.89% of Net Assets
Memphis Shelby County TN Port Authority Community Development	5.000	04/01/2035	Aa3	625,000	642,206
Memphis TN	4.000	06/01/2041	Aa2	1,120,000	1,256,416
Memphis TN Refunding and General Impact General Obligation	5.000	05/01/2036	Aa2	850,000	878,951
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2033	Aa2	1,470,000	1,711,301
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2034	Aa2	500,000	578,480
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2036	Aa2	500,000	584,075
TN State Series A	5.000	02/01/2036	Aaa	1,500,000	1,898,445

					7,549,874
PREREFUNDED BONDS
7.37% of Net Assets
Clarksville TN Electric Systems Revenue	5.000	09/01/2032	Aa2	480,000	483,557
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2033	Aa2	500,000	560,080
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2038	Aa2	1,000,000	1,120,160
Gallatin TN Water & Sewer Revenue	5.000	01/01/2032	AA*	235,000	277,537
Johnson City TN Health & Educational Facilities Escrowed	5.125	07/01/2025	NR	55,000	55,325
Knox Chapman TN Utility District	5.250	01/01/2036	AA-*	700,000	717,500
Shelby County TN Health Education & Housing Facilities	5.000	05/01/2027	A1	750,000	812,610
Shelby County TN Health Education & Housing Facilities Board Rhodes College	5.000	08/01/2030	A2	500,000	525,125
Shelby County TN Health Education & Housing Facilities Board Rhodes College	5.000	08/01/2040	A2	650,000	737,445
Watauga River TN Regional Water Authority Waterworks	5.000	07/01/2034	A*	500,000	545,200
West Wilson Utility District TN Waterworks	5.000	06/01/2033	NR	1,170,000	1,220,005

					7,054,544
HOSPITAL AND HEALTHCARE REVENUE BONDS
6.62% of Net Assets
Metropolitan Government Nashville & Davidson County TN Health	5.000	07/01/2035	A3	2,500,000	2,870,400
Metropolitan Government Nashville & Davidson County TN Health	5.000	07/01/2040	A3	950,000	1,074,830
Shelby County TN Health Education & Housing Facilities	5.000	05/01/2036	A1	1,535,000	1,803,165
Shelby County TN Health Education & Housing Facilities — LeBonheur	5.000	05/01/2035	A1	500,000	589,780

					6,338,175
REFUNDING BONDS
5.40% of Net Assets
Blount County TN	5.000	06/01/2037	Aa2	1,200,000	1,440,047
Jackson TN Refunding	4.000	06/01/2037	AA*	405,000	479,212
Manchester TN	5.000	06/01/2038	A2	80,000	80,133

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

June 30, 2020

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Memphis TN General Improvement	5.000%	04/01/2034	Aa2	$500,000	$575,475
Memphis TN General Improvement	5.000	04/01/2039	Aa2	250,000	285,248
Memphis TN Refunding	5.000	04/01/2030	Aa2	1,000,000	1,159,790
Memphis TN Refunding	5.000	04/01/2033	Aa2	250,000	288,238
Memphis TN Refunding	5.000	04/01/2035	Aa2	250,000	287,038
Memphis TN Refunding	5.000	04/01/2040	Aa2	500,000	570,300

					5,165,481
AIRPORT REVENUE BONDS
2.60% of Net Assets
Metropolitan Nashville Airport Authority	5.000	07/01/2034	A1	800,000	908,408
Metropolitan Nashville Airport Authority	5.000	07/01/2035	A1	250,000	282,863
Metropolitan Nashville Airport Authority	5.000	07/01/2040	A1	1,160,000	1,299,060

					2,490,331
INDUSTRIAL REVENUE BONDS
.92% of Net Assets
Industrial Development Board TN Blount County	5.000	06/01/2027	Aa3	850,000	884,561

STATE AND LOCAL MORTGAGE/HOUSING BONDS
.32% of Net Assets
TN Housing Development Agency Housing Finance Program	4.850	01/01/2025	Aa2	310,000	310,034

Total Investments 97.78% of Net Assets (cost $87,774,439) (See (a) below for further explanation)					$93,560,665

Other assets in excess of liabilities 2.22%					2,119,541

Net Assets 100%					$95,680,206

#	Ratings by Moody’s Investors Service unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $87,774,439 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$5,786,226
Unrealized depreciation	—

Net unrealized appreciation	$5,786,226

Other Information

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	93,560,665
Level 3	Significant Unobservable Inputs	—

$93,560,665

The accompanying footnotes are an integral part of the financial statements.

TENNESSEE TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020

ASSETS:
Investments in securities, at fair value (Cost: $87,774,439)		$93,560,665
Cash		1,645,429
Interest receivable		1,139,586

Total assets		96,345,680
LIABILITIES:
Payable for:
Distributions to shareholders	210,181
Fund shares redeemed	374,993
Investment advisory fee	39,176
Transfer agent fee	10,084
Professional fees	13,839
Custodian expense	3,117
Trustees fees	2,202
Accrued expenses	11,882

Total liabilities		665,474

NET ASSETS:
Capital		90,199,545
Total distributable earnings		5,480,661

Net assets at value		$95,680,206

NET ASSET VALUE, offering price and redemption price per share (8,206,065 shares outstanding; unlimited number of shares authorized; no par value)		$11.66

STATEMENT OF OPERATIONS

For the year ended June 30, 2020

Net investment income:
Interest income	$3,131,148

Expenses:
Investment advisory fee	501,144
Transfer agent fee	126,502
Professional fees	28,711
Custodian expense	18,631
Trustees fees	11,886
Audit expense	6,518
Pricing fees	5,014
Registration expense	3,843
Other expenses	11,795

Total expenses	714,044
Fees waived by Adviser (Note 2)	(8,041)
Custodian expense reduction	(668)

Net expenses	705,335

Net investment income	2,425,813

Realized and unrealized gain on investments:
Net realized gain	122,701
Net change in unrealized appreciation/(depreciation)	1,102,071

Net realized and unrealized gain on investments	1,224,772

Net increase in net assets resulting from operations	$3,650,585

The accompanying footnotes are an integral part of the financial statements.

TENNESSEE TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2020 and 2019

	2020	2019
Operations:
Net investment income	$2,425,813	$2,711,761
Net realized gain/(loss) on investments	122,701	(146,789)
Net change in unrealized appreciation/(depreciation)	1,102,071	2,532,500

Net increase in net assets resulting from operations	3,650,585	5,097,472
Total distributions (Note 6)	(2,425,813)	(2,711,761)
Net Fund share transactions (Note 4)	(9,751,519)	(6,300,251)

Total decrease	(8,526,747)	(3,914,540)
Net assets:
Beginning of year	104,206,953	108,121,493

End of year	$95,680,206	$104,206,953

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2020	2019	2018	2017	2016
Net asset value, beginning of year	$11.51	$11.24	$11.44	$11.89	$11.51

Income from investment operations:
Net investment income	0.28	0.30	0.31	0.33	0.34
Net gains/(losses) on investments	0.15	0.27	(0.20)	(0.45)	0.38

Total from investment operations	0.43	0.57	0.11	(0.12)	0.72
Less distributions:
Distributions from net investment income	(0.28)	(0.30)	(0.31)	(0.33)	(0.34)

Net asset value, end of year	$11.66	$11.51	$11.24	$11.44	$11.89

Total return	3.77%	5.12%	0.94%	(1.03)%	6.40%
Net assets, end of year (in thousands)	$95,680	$104,207	$108,121	$108,260	$116,831
Ratio of net expenses to average net assets (a)	0.70%	0.70%	0.70%	0.70%	0.71%
Ratio of gross expenses to average net assets	0.71%	0.71%	0.71%	0.71%	0.71%
Ratio of net investment income to average net assets	2.42%	2.63%	2.70%	2.82%	2.96%
Portfolio turnover	3.46%	6.46%	15.77%	9.27%	9.67%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

June 30, 2020

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
REFUNDING BONDS
25.88% of Net Assets
Maryville TN	5.000%	06/01/2026	Aa3	$350,000	$435,050
Memphis TN General Improvement**	5.000	11/01/2023	Aa2	350,000	403,427
Memphis-Shelby County TN Industrial Development Board	5.000	11/01/2027	Aa3	200,000	251,654
Metropolitan Government Nashville & Davidson County TN	5.000	07/01/2021	Aa2	75,000	75,134
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2023	Aa2	110,000	110,076
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2024	Aa2	80,000	85,673
Putnam County TN	4.000	04/01/2025	Aa2	300,000	347,262

					1,708,276
PUBLIC FACILITIES REVENUE BONDS
22.84% of Net Assets
Memphis TN Center City Revenue Finance Corporation Sports Facility	4.000	02/01/2021	Aa3	100,000	102,171
Memphis TN Center City Revenue Finance Corporation Sports Facility	4.000	02/01/2022	Aa3	220,000	232,725
Memphis-Shelby County TN Industrial Development Board	5.000	11/01/2024	Aa3	250,000	298,312
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.000	07/01/2023	Aa3	125,000	141,664
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.250	08/01/2024	Aa3	190,000	215,722
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.250	08/01/2025	Aa3	195,000	221,270
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.250	08/01/2026	Aa3	100,000	113,079
Pigeon Forge Industrial Development Board	5.000	06/01/2024	AA*	175,000	182,280

					1,507,223
MUNICIPAL UTILITY REVENUE BONDS
20.64% of Net Assets
Chattanooga TN Electric Revenue**	5.000	09/01/2023	AA*	250,000	286,268
Erwin TN Utilities Authority Electric System	5.000	09/01/2026	A*	50,000	61,499
Hallsdale-Powell TN Utility District	4.000	04/01/2028	AA*	255,000	297,039
Maryville TN	4.000	06/01/2029	Aa3	250,000	292,375
Metropolitan Government Nashville & Davidson County TN Water & Sewer	5.000	07/01/2026	Aa2	100,000	113,395
Springfield TN	5.000	06/01/2027	Aa3	245,000	311,483

					1,362,059
SCHOOL IMPROVEMENT BONDS
12.97% of Net Assets
Bedford County TN	4.000	04/01/2027	AA*	250,000	292,740
Rhea County TN	4.000	04/01/2025	A1	250,000	264,300
White County TN	4.000	06/01/2027	AA-*	260,000	299,104

					856,144
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
9.74% of Net Assets
Franklin County TN Health & Educational Facilities Board	4.000	09/01/2024	A+*	135,000	144,907
Shelby County TN Health Educational & Housing Facilities Rhodes College	5.000	08/01/2022	A2	120,000	129,910
Shelby County TN Health Educational & Housing Facilities Rhodes College	4.000	08/01/2025	A2	100,000	114,199
Shelby County TN Health Educational & Housing Facilities Rhodes College	4.000	08/01/2027	A2	225,000	253,976

					642,992
PREREFUNDED BONDS
1.94% of Net Assets
Memphis TN Center City Revenue Finance Corporation	5.250	11/01/2025	Aa3	100,000	106,539
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2024	NR	20,000	21,456

					127,995
AIRPORT REVENUE BONDS
1.64% of Net Assets
Metropolitan Nashville Airport Authority	4.000	07/01/2023	A1	100,000	108,296

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

June 30, 2020

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
.61% of Net Assets
Selmer TN	4.000%	06/01/2025	AA*	$35,000	$40,355

Total Investments 96.26% of Net Assets (cost $5,995,195) (See (a) below for further explanation)					$6,353,340

Other assets in excess of liabilities 3.74%					246,911

Net Assets 100%					$6,600,251

#	Ratings by Moody’s Investors Service unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $5,995,195 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$358,145
Unrealized depreciation	—

Net unrealized appreciation	$358,145

Other Information

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	6,353,340
Level 3	Significant Unobservable Inputs	—

$6,353,340

The accompanying footnotes are an integral part of the financial statements.

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020

ASSETS:
Investments in securities, at fair value (Cost: $5,995,195)		$6,353,340
Cash		199,784
Interest receivable		67,153

Total assets		6,620,277
LIABILITIES:
Payable for:
Distributions to shareholders	2,129
Fund shares redeemed	1,588
Investment advisory fee	854
Transfer agent fee	941
Professional fees	3,701
Custodian expense	2,798
Trustees fees	811
Accrued expenses	7,204

Total liabilities		20,026

NET ASSETS:
Capital		6,511,687
Total distributable gain		88,564

Net assets at value		$6,600,251

NET ASSET VALUE, offering price and redemption price per share (599,037 shares outstanding; unlimited number of shares authorized; no par value)		$11.02

STATEMENT OF OPERATIONS

For the year ended June 30, 2020

Net investment income:
Interest income	$160,504

Expenses:
Investment advisory fee	34,795
Transfer agent fee	10,439
Registration expense	9,320
Custodian expense	8,118
Compliance fees	6,797
Pricing expense	4,164
Professional fees	1,997
Trustees fees	827
Other expenses	3,163

Total expenses	79,620
Fees waived by Adviser (Note 2)	(30,381)
Custodian expense reduction	(291)

Net expenses	48,948

Net investment income	111,556

Realized and unrealized gain on investments:
Net realized gain	1,796
Net change in unrealized appreciation/(depreciation)	122,943

Net realized and unrealized gain on investments	124,739

Net increase in net assets resulting from operations	$236,295

The accompanying footnotes are an integral part of the financial statements.

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2020 and 2019

	2020	2019
Operations:
Net investment income	$111,556	$129,383
Net realized gain on investments	1,796	(40,709)
Net change in unrealized appreciation/(depreciation)	122,943	242,431

Net increase in net assets resulting from operations	236,295	331,105
Total distributions (Note 6)	(111,556)	(129,383)
Net Fund share transactions (Note 4)	(763,504)	(2,965,492)

Total decrease	(638,765)	(2,763,770)
Net assets:
Beginning of year	7,239,016	10,002,786

End of year	$6,600,251	$7,239,016

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2020	2019	2018	2017	2016
Net asset value, beginning of year	$10.82	$10.52	$10.70	$10.93	$10.74

Income from investment operations:
Net investment income	0.17	0.17	0.16	0.17	0.16
Net gains/(losses) on investments both realized and unrealized	0.20	0.30	(0.18)	(0.23)	0.19

Total from investment operations	0.37	0.47	(0.02)	(0.06)	0.35
Less distributions:
Distributions from net investment income	(0.17)	(0.17)	(0.16)	(0.17)	(0.16)

Net asset value, end of year	$11.02	$10.82	$10.52	$10.70	$10.93

Total return	3.49%	4.48%	(0.17)%	(0.54)%	3.28%
Net assets, end of year (in thousands)	$6,600	$7,239	$10,003	$10,499	$11,340
Ratio of net expenses to average net assets (a)	0.70%	0.71%	0.70%	0.75%	0.86%
Ratio of gross expenses to average net assets	1.14%	1.08%	0.98%	0.88%	0.86%
Ratio of net investment income to average net assets	1.60%	1.57%	1.53%	1.59%	1.47%
Portfolio turnover	4.55%	10.64%	22.75%	10.95%	7.37%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — INTERMEDIATE GOVERNMENT BOND SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Securities and Agencies

June 30, 2020

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
FEDERAL FARM CREDIT
67.34% of Net Assets
Federal Farm Credit Bank	5.050%	12/21/2021	Aaa	$370,000	$396,358
Federal Farm Credit Bank**	5.250	05/10/2022	Aaa	2,000,000	2,185,312
Federal Farm Credit Bank**	5.840	07/20/2022	Aaa	2,650,000	2,952,465
Federal Farm Credit Bank**	5.250	10/25/2022	Aaa	1,500,000	1,672,254
Federal Farm Credit Bank	5.125	11/28/2022	Aaa	2,000,000	2,232,488
Federal Farm Credit Bank	2.375	08/01/2029	Aaa	1,000,000	1,117,885

					10,556,762
FEDERAL HOME LOAN BANK
29.25% of Net Assets
Federal Home Loan Bank	5.000	12/10/2021	Aaa	250,000	267,081
Federal Home Loan Bank	5.750	06/10/2022	Aaa	2,000,000	2,211,286
Federal Home Loan Bank	5.365	09/09/2024	Aaa	1,750,000	2,107,378

					4,585,745

Total Investments 96.59% of Net Assets (cost $14,148,494) (See (a) below for further explanation)					$15,142,507

Other assets in excess of liabilities 3.41%					534,917

Net Assets 100%					$15,677,424

#	Ratings by Moody’s Investors Service unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $14,148,494 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$994,013
Unrealized depreciation	—

Net unrealized appreciation	$994,013

Other Information

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Government Agencies
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	15,142,507
Level 3	Significant Unobservable Inputs	—

$15,142,507

The accompanying footnotes are an integral part of the financial statements.

INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020

ASSETS:
Investments in securities, at fair value (Cost: $14,148,494)		$15,142,507
Cash		403,576
Interest receivable		154,788

Total assets		15,700,871
LIABILITIES:
Payable for:
Distributions to shareholders	4,407
Investment advisory fee	2,561
Transfer agent fee	1,921
Professional fees	3,316
Custodian expense	3,201
Trustee fees	767
Accrued expenses	7,274

Total liabilities		23,447

NET ASSETS:
Capital		14,824,533
Total distributable earnings		852,891

Net assets at value		$15,677,424

(1,511,607 shares outstanding; unlimited number of shares authorized; no par value)		$10.37

STATEMENT OF OPERATIONS

For the year ended June 30, 2020

Net investment income:
Interest income	$465,282

Expenses:
Investment advisory fee	30,893
Transfer agent fee	23,170
Custodian expense	9,989
Printing expense	5,490
Registration expense	11,295
Compliance fees	7,320
Pricing fees	6,954
Professional fees	4,334
Trustee fees	1,793
Other expenses	4,610

Total expenses	105,848
Fees waived by Adviser (Note 2)	(210)
Custodian expense reduction	(358)

Net expenses	105,280

Net investment income	360,002

Realized and unrealized gain on investments:
Net realized gain	11,595
Net change in unrealized appreciation/(depreciation)	365,868

Net realized and unrealized gain on investments	377,463

Net increase in net assets resulting from operations	$737,465

The accompanying footnotes are an integral part of the financial statements.

INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2020 and 2019

	2020	2019
Operations:
Net investment income	$360,002	$372,107
Net realized gain on investments	11,595	291
Net change in unrealized appreciation/(depreciation)	365,868	366,469

Net increase in net assets resulting from operations	737,465	738,867
Total distributions (Note 6)	(360,002)	(372,107)
Net Fund share transactions (Note 4)	172,086	(272,043)

Total increase	549,549	94,717
Net assets:
Beginning of year	15,127,875	15,033,158

End of year	$15,677,424	$15,127,875

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2020	2019	2018	2017	2016
Net asset value, beginning of year	$10.12	$9.87	$10.23	$10.70	$10.29

Income from investment operations:
Net investment income	0.24	0.25	0.25	0.26	0.26
Net gains/(losses) on investments	0.25	0.25	(0.36)	(0.47)	0.41

Total from investment operations	0.49	0.50	(0.11)	(0.21)	0.67
Less distributions:
Distributions from net investment income	(0.24)	(0.25)	(0.25)	(0.26)	(0.26)

Net asset value, end of year	$10.37	$10.12	$9.87	$10.23	$10.70

Total return	4.88%	5.12%	(1.05)%	(1.99)%	6.57%
Net assets, end of year (in thousands)	$15,677	$15,128	$15,033	$15,606	$17,476
Ratio of net expenses to average net assets (a)	0.68%	0.69%	0.61%	0.58%	0.53%
Ratio of gross expenses to average net assets	0.68%	0.69%	0.61%	0.58%	0.53%
Ratio of net investment income to average net assets	2.33%	2.50%	2.53%	2.49%	2.47%
Portfolio turnover	5.07%	0.00%	1.99%	0.00%	0.00%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TAXABLE MUNICIPAL BOND SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Taxable Municipal Bonds

June 30, 2020

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
23.53% of Net Assets
Alexandria LA Utilities^	3.087%	05/01/2043	AA*	$300,000	$318,102
Benton WA Public Water Authority	3.200	10/01/2044	AA*	200,000	198,324
Cleveland OH Water	3.205	01/01/2042	Aa2	250,000	254,833
Eagle River CO Water & Sanitation District	3.010	12/01/2042	AA*	325,000	334,419
Grant County WA Utility District	3.336	01/01/2041	Aa3	125,000	129,920
Lansing MI Board of Water & Light Utilities	3.525	07/01/2041	Aa3	300,000	315,735
Metropolitan Government Nashville & Davidson County TN Recovery Zone	6.693	07/01/2041	Aa2	200,000	314,472
OK State Municipal Power Authority	6.310	01/01/2040	A2	95,000	133,003
Pasco WA Water & Sewer Revenue	3.272	12/01/2040	AA-*	245,000	261,388
Pigeon Forge TN Build America Recovery Zone	7.125	06/01/2040	AA*	300,000	371,052
West Knox Utilities District Knox County TN Water and Sewer**	6.900	06/01/2040	AA+*	400,000	436,953
Williamsport PA Municipal Water Authority Build America	6.100	01/01/2040	A2	60,000	60,958
York County VA Sewer Revenue Build America	6.607	06/01/2040	Aa3	100,000	100,117

					3,229,276
PREREFUNDED BONDS
20.77% of Net Assets
Altoona PA Water Authority Sewer Revenue Build America	7.064	12/01/2040	AA*	425,000	435,974
Davie FL Water & Sewer Revenue Build America	6.849	10/01/2040	A1	40,000	40,614
FL State Utility Revenue	6.548	10/01/2040	A1	60,000	60,892
Grand Junction CO Certificateof Participation Build America	7.500	12/01/2030	AA-*	425,000	436,637
Heber UT Light & Power Build America	7.000	12/15/2030	A2	375,000	385,418
Pennington County SD Certificate of Participation Build America	7.200	06/01/2037	Aa1	750,000	768,728
Sarasota County FL Capital Improvement Revenue Build America	7.016	10/01/2040	AA+*	710,000	721,344

					2,849,607
PUBLIC FACILITIES REVENUE BONDS
12.57% of Net Assets
Decatur GA Urban Redevelopment Agency Revenue Build America	6.920	01/01/2038	Aa1	150,000	153,980
Evanston IL Taxable Corporate Purpose Bonds	4.250	12/01/2038	Aa2	275,000	302,118
Franklin County OH Convention Facilities Build America	6.540	12/01/2036	Aa2	155,000	221,954
Metropolitan Government Nashville & Davidson County TN	7.431	07/01/2043	A1	190,000	287,060
Pompano Beach FL Certificate of Participation	5.579	01/01/2040	A1	225,000	252,697
Rhode Island Convention Center	6.060	05/15/2035	Aa3	70,000	88,857
Tuscon AZ Certificate of Participation	4.831	07/01/2034	A1	130,000	161,608
Wilmington NC Limited Obligation	3.090	06/01/2040	Aa1	250,000	256,020

					1,724,294
SCHOOL IMPROVEMENT BONDS
10.79% of Net Assets
Armstrong School District PA Build America**	7.000	03/15/2041	AA*	750,000	782,273
CO State Building Excellent Schools Today Certificate of Participation**	7.017	03/15/2031	Aa2	400,000	417,084
Jefferson County TN Build America Bonds	6.625	06/01/2040	Aa3	250,000	281,867

					1,481,224
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
5.93% of Net Assets
Mesa CO State College Auxiliary	5.800	05/15/2040	Aa2	170,000	235,239
Mesa State College CO Auxiliary Facilities Build America	6.746	05/15/2042	Aa2	100,000	155,263
Michigan State University Revenues	4.496	08/15/2048	Aa2	375,000	423,634

					814,136
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
5.13% of Net Assets
KY State Property & Buildings Build America**	5.921	11/01/2030	A1	250,000	313,463
Leeds AL Taxable Warrants	4.125	05/01/2039	AA*	125,000	135,711
Scottsboro AL Build America Bonds	6.400	11/01/2040	A2	250,000	254,410

					703,584

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TAXABLE MUNICIPAL BOND SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Taxable Municipal Bonds

June 30, 2020

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
HOSPITAL AND HEALTHCARE REVENUE BONDS
3.90% of Net Assets
Midland County TX Hospital District	6.440%	05/15/2039	Aa3	$185,000	$277,929
University NC Chapel Hill Hospital Revenue Build America	6.329	02/01/2031	Aa3	250,000	256,760

					534,689
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
3.23% of Net Assets
Washoe County NV Highway Revenue	7.969	02/01/2040	Aa3	280,000	443,369

MARINA/PORT AUTHORITY REVENUE BONDS
2.27% of Net Assets
Miami Dade County FL Special Obligation	7.500	04/01/2040	Aa3	200,000	311,846

REFUNDING BONDS
2.23% of Net Assets
Leeds AL	3.097	05/01/2048	AA*	300,000	306,687

AD VALOREM PROPERTY BONDS
1.97% of Net Assets
Parker CO Water & Sanitation District	3.062	08/01/2040	AA+*	250,000	270,808

AIRPORT REVENUE BONDS
.96% of Net Assets
Tri-Cities TN Airport Authority Revenue	3.625	05/01/2038	Aa2	125,000	131,270

Total Investments 93.28% of Net Assets (cost $11,798,479) (See (a) below for further explanation)					$12,800,790

Other assets in excess of liabilities 6.72%					921,567

Net Assets 100%					$13,722,357

#	Ratings by Moody’s Investors Service unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
^	When-issued security or extended settlement — see footnote 1(D)
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $11,839,694 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$967,543
Unrealized depreciation	(6,447)

Net unrealized appreciation	$961,096

Other Information

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Taxable Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	12,800,790
Level 3	Significant Unobservable Inputs	—

$12,800,790

The accompanying footnotes are an integral part of the financial statements.

TAXABLE MUNICIPAL BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020

ASSETS:
Investments in securities, at fair value (Cost: $11,798,479)		$12,800,790
Cash		1,137,876
Interest receivable		139,442

Total assets		14,078,108
LIABILITIES:
Payable for:
Investments purchased	317,010
Distributions to shareholders	13,498
Fund shares redeemed	1,553
Investment advisory fee	2,288
Transfer agent fee	1,614
Registration expense	7,858
Professional fees	3,575
Custodian expense	3,373
Trustees fees	824
Accrued expenses	4,158

Total liabilities		355,751

NET ASSETS:
Capital		12,678,915
Total distributable earnings		1,043,442

Net assets at value		$13,722,357

NET ASSET VALUE, offering price and redemption price per share (1,319,896 shares outstanding; unlimited number of shares authorized; no par value)		$10.40

STATEMENT OF OPERATIONS

For the year ended June 30, 2020

Net investment income:
Interest income	$672,729

Expenses:
Investment advisory fee	63,192
Transfer agent fee	18,958
Registration expense	17,847
Custodian expense	9,201
Compliance fees	7,221
Pricing fees	4,634
Professional fees	3,509
Trustees fees	1,452
Other expenses	3,240

Total expenses	129,254
Fees waived by Adviser (Note 2)	(40,312)
Custodian expense reduction	(330)

Net expenses	88,612

Net investment income	584,117

Realized and unrealized gain/(loss) on investments:
Net realized gain	123,316
Net change in unrealized appreciation/(depreciation)	(65,148)

Net realized and unrealized gain on investments	58,168

Net increase in net assets resulting from operations	$642,285

The accompanying footnotes are an integral part of the financial statements.

TAXABLE MUNICIPAL BOND SERIES

STATEMENT OF CHANGES IN NET ASSETS

For the years ended June 30, 2020 and 2019

	2020	2019
Operations:
Net investment income	$584,117	$571,063
Net realized gain/(loss) on investments	123,316	(1,251)
Net change in unrealized appreciation/(depreciation)	(65,148)	195,916

Net increase in net assets resulting from operations	642,285	765,728
Total distributions (Note 6)	(629,639)	(571,063)
Net Fund share transactions (Note 4)	1,470,928	1,086,952

Total increase	1,483,574	1,281,617
Net assets:
Beginning of year	12,238,783	10,957,166

End of year	$13,722,357	$12,238,783

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2020	2019	2018	2017	2016
Net asset value, beginning of year	$10.39	$10.24	$10.48	$10.98	$10.53

Income from investment operations:
Net investment income	0.52	0.51	0.51	0.47	0.50
Net gains/(losses) on investments	0.01	0.15	(0.24)	(0.43)	0.45

Total from investment operations	0.53	0.66	0.27	0.04	0.95
Less distributions:
Distributions from net investment income	(0.52)	(0.51)	(0.51)	(0.47)	(0.50)
Distributions from capital gains	0.00	0.00	0.00	(0.07)	0.00

Total distributions	(0.52)	(0.51)	(0.51)	(0.54)	(0.50)

Net asset value, end of year	$10.40	$10.39	$10.24	$10.48	$10.98

Total return	5.20%	6.64%	2.66%	0.78%	9.29%
Net assets, end of year (in thousands)	$13,722	$12,239	$10,957	$11,037	$12,180
Ratio of net expenses to average net assets (a)	0.70%	0.70%	0.70%	0.62%	0.86%
Ratio of gross expenses to average net assets	1.02%	1.00%	0.92%	0.74%	0.86%
Ratio of net investment income to average net assets	4.62%	4.99%	4.95%	4.79%	4.71%
Portfolio turnover	16.28%	3.58%	4.31%	11.04%	10.55%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2020

1.	Organization and Significant Accounting Policies

Dupree Mutual Funds is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end investment company. The Declaration of Trust of Dupree Mutual Funds (the “Trust”) permits the Trustees to create an unlimited number of series of investment portfolios (each a “Fund” and collectively, the “Funds”) and with respect to each series to issue an unlimited number of full or fractional shares of a single class. The Trust currently offers ten series:

Alabama Tax-Free Income Series

Kentucky Tax-Free Income Series

Kentucky Tax-Free Short-to-Medium Series

Mississippi Tax-Free Income Series

North Carolina Tax-Free Income Series

North Carolina Tax-Free Short-to-Medium Series

Tennessee Tax-Free Income Series

Tennessee Tax-Free Short-to-Medium Series

Intermediate Government Bond Series

Taxable Municipal Bond Series

The investment strategy of the eight state tax-free funds is to maintain 100% of their investments in their respective states of Alabama, Kentucky, Mississippi, North Carolina, or Tennessee municipal securities.

The Intermediate Government Bond Series’ investment strategy is to invest only in obligations of the U.S. Treasury and Agencies of the U.S. Government. The Intermediate Government Bond Series will buy bonds and notes that will maintain an average maturity of no more than ten years.

The Taxable Municipal Bond Series’ investment strategy is to invest in taxable municipal bonds of investment grade quality.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States (“U.S. GAAP”). The Trust operates as an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, and accordingly follows the investment company accounting and reporting guidance of Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

A.	Security Valuation

Securities held by the Intermediate Government Bond Series are valued using market quotations as provided by an independent pricing service. Securities held by the nine municipal bond funds are valued as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees (the “Board”). These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board’s Valuation Committee. The Board has adopted policies and procedures for the valuation of the Trust’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Valuation Committee, consisting of all of the Trustees, has the day-to-day responsibility for implementing the Valuation Procedure including, under most circumstances, the responsibility for determining the fair value of the Trust’s securities or other assets. The Valuation Committee convenes as needed and reviews the valuation of all assets which have been fair valued for reasonableness. Shares of open-end mutual funds in which the Funds invest, if any, are valued at their respective net asset values as reported by the underlying funds.

The Funds have adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2020

1.	Organization and Significant Accounting Policies, continued

unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are as follows:

Level 1:	Unadjusted quoted prices in active markets for identical securities.
Level 2:	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3:	Price determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Funds’ own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The aggregate value by input level, as of June 30, 2020, for the Funds’ investments is included at the end of the Funds’ Schedules of Portfolio Investments.

B.	Investment Transactions

Security transactions are accounted for on a trade date basis. Realized gains and losses on securities sold are determined on an identified cost basis.

C.	Investment Income

Interest income, which includes the amortization of premiums and the accretion of discounts, is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

D.	When-Issued and Extended Settlement Securities

The Funds may purchase securities with delivery or payment to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Funds until the security is delivered and payment takes place. At the time the Funds enter this type of transaction, they are required to segregate cash or other liquid assets equal to the value of the securities purchased. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

E.	Federal Income Taxes

It is each Fund’s policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code (the “code”) applicable to regulated investment companies, including the distribution of all or substantially all taxable and tax-exempt income to their shareholders. The Funds have met the requirements of the code applicable to regulated investment companies for the year ended June 30, 2020. Therefore, no federal income tax provision is required. Management has analyzed the Funds’ tax positions for all open tax years and all major jurisdictions, and has concluded that as of June 30, 2020, no provision for income taxes is required in the financial statements. Therefore, no additional tax expense, including any interest and penalties, was recorded in the current year and no adjustments were made to prior periods. To the extent the Funds recognize interest and penalties, they are included in interest expense and other expenses, respectively, in the Statements of Operations. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last three tax year ends and the interim tax period since then).

F.	Distributions

Substantially all of the net investment income of the Funds is declared as a dividend to shareholders of record as of the close of business each day. Any net realized long term capital gains are distributed annually to shareholders. Distributions are payable in cash or in additional shares at the net asset value on the payable date. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2020

1.	Organization and Significant Accounting Policies, continued

Distributions are payable:

Monthly for:	Kentucky Tax-Free Short-to-Medium Series North Carolina Tax-Free Short-to-Medium Series Tennessee Tax-Free Short-to-Medium Series Intermediate Government Bond Series Taxable Municipal Bond Series

Quarterly for:	Alabama Tax-Free Income Series Kentucky Tax-Free Income Series Mississippi Tax-Free Income Series North Carolina Tax-Free Income Series Tennessee Tax-Free Income Series

G.	Estimates

The preparation of these financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates.

H.	Subsequent Events

Subsequent events occurring after June 30, 2020 have been evaluated by the Funds’ adviser for potential impact to this report through the date the financial statements were issued. The Funds’ adviser has determined that there were no material subsequent events that require recognition or disclosure in the Funds’ financial statements.

2.	Investment Advisory Fee and Other Transactions with Affiliates

Subject to the direction of the Trustees, Dupree & Company, Inc. (the “Adviser”) is responsible for the management of the Funds’ portfolios. Under the terms of the Investment Advisory Agreements, the Funds (except the Intermediate Government Bond Series) have agreed to pay to the Adviser as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreements, a fee at the annual rate of .50 of 1% of the first $100,000,000 average daily net assets of each Fund determined separately; .45 of 1% of the average daily net assets between $100,000,001 and $150,000,000 of each Fund determined separately; .40 of 1% of the average daily net assets between $150,000,001 and $500,000,000 of each Fund determined separately; .35 of % of the average daily net assets between $500,000,001 and $750,000,000; and .30 of 1% of the average daily net assets between $750,000,001 and $1,000,000,000; and .25 of 1% of the average daily net assets in excess of $1,000,000,000. The Intermediate Government Bond Series has agreed to pay to the Adviser, as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreement, a fee at the annual rate of .20 of 1% of average daily net assets.

The Adviser may voluntarily waive investment advisory fees payable to it under the Investment Advisory Agreement with each Fund, and assume and pay other operating expenses. The Adviser will not seek to recoup any waived fees or other operating expenses it has assumed.

For the year ended June 30, 2020, fees voluntarily waived by the Adviser were as follows:

Fees waived by Adviser
Alabama Tax-Free Income Series	$29,696
Kentucky Tax-Free Short-to-Medium Series	41,707
Mississippi Tax-Free Income Series	31,217
North Carolina Tax-Free Income Series	1,040
North Carolina Tax-Free Short-to-Medium Series	36,534
Tennessee Tax-Free Income Series	8,041
Tennessee Tax-Free Short-to-Medium Series	30,381
Intermediate Government Bond Series	210
Taxable Municipal Bond Series	40,312

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2020

2.	Investment Advisory Fee and Other Transactions with Affiliates, continued

In addition, each Fund has entered into a Shareholder Service Agreement with Dupree & Company, Inc., the Funds’ transfer agent. The agreement provides for a fee computed on the average daily net asset value at the annual rate of 0.15% of 1% on the first $20,000,000 of average net assets and 0.12% of 1% of all amounts in excess of $20,000,000 of average net assets for each Fund.

For the year ended June 30, 2020, each member of the Board of Trustees received a fee of $28,000 per year plus $2,000 for each Audit Committee meeting attended. In addition, all Trustees are reimbursed by the Funds for all reasonable out-of-pocket expenses incurred by them in performing their duties. The fees are allocated on an average monthly net asset basis for each Fund. The Trustees fees for each Fund are disclosed on the Funds’ Statements of Operations.

3.	Purchases and Sales of Securities

During the year ended June 30, 2020, the cost of purchases and the proceeds from sales/calls and maturities of securities (excluding short-term securities and U.S. government obligations, except for the Intermediate Government Bond Series which are all U.S. government obligations) for each Fund were as follows:

	Purchases	Sales/Calls
Alabama Tax-Free Income Series	$2,205,281	$1,815,682
Kentucky Tax-Free Income Series	43,947,699	77,734,550
Kentucky Tax-Free Short-to-Medium Series	1,388,764	9,563,319
Mississippi Tax-Free Income Series	1,106,142	1,696,683
North Carolina Tax-Free Income Series	26,917,451	15,103,262
North Carolina Tax-Free Short-to-Medium Series	1,648,307	8,192,795
Tennessee Tax-Free Income Series	3,440,189	13,317,230
Tennessee Tax-Free Short-to-Medium Series	308,495	1,056,254
Intermediate Government Bond Series	1,041,840	768,273
Taxable Municipal Bond Series	2,944,626	1,998,245

4.	Capital Shares

As of June 30, 2020 and June 30, 2019, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

ALABAMA TAX-FREE INCOME SERIES	Year Ended June 30, 2020		Year Ended June 30, 2019
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	246,080	$3,104,504	198,144	$2,392,626
Shares reinvested	22,101	278,564	26,432	321,298
Shares redeemed	(231,029)	(2,881,885)	(211,547)	(2,549,323)
Net increase	37,152	$501,183	13,029	$164,601

KENTUCKY TAX-FREE INCOME SERIES	Year Ended June 30, 2020		Year Ended June 30, 2019
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	13,023,200	$102,778,654	9,626,237	$73,522,264
Shares reinvested	1,823,759	14,358,125	2,147,924	16,452,862
Shares redeemed	(14,690,719)	(115,272,687)	(13,513,478)	(102,515,632)
Net increase/(decrease)	156,240	$1,864,092	(1,739,317)	$(12,540,506)

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2020

4.	Capital Shares, continued

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	Year Ended June 30, 2020		Year Ended June 30, 2019
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	1,286,611	$6,918,260	1,250,168	$6,540,916
Shares reinvested	89,454	482,014	119,398	626,810
Shares redeemed	(2,964,910)	(15,976,039)	(3,037,015)	(15,891,437)
Net decrease	(1,588,845)	$(8,575,765)	(1,667,449)	$(8,723,711)

MISSISSIPPI TAX-FREE INCOME SERIES	Year Ended June 30, 2020		Year Ended June 30, 2019
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	106,403	$1,308,777	42,708	$508,317
Shares reinvested	8,169	100,197	9,135	109,491
Shares redeemed	(143,944)	(1,741,993)	(98,379)	(1,173,590)
Net decrease	(29,372)	$(333,019)	(46,536)	$(555,782)

NORTH CAROLINA TAX-FREE INCOME SERIES	Year Ended June 30, 2020		Year Ended June 30, 2019
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	2,544,879	$30,018,744	2,306,009	$26,223,159
Shares reinvested	175,039	2,066,064	179,406	2,052,481
Shares redeemed	(1,697,222)	(19,982,635)	(1,541,976)	(17,431,321)
Net increase	1,022,696	$12,102,173	943,439	$10,844,319

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	Year Ended June 30, 2020		Year Ended June 30, 2019
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	279,136	$3,113,820	371,253	$3,968,085
Shares reinvested	18,316	203,660	22,220	239,095
Shares redeemed	(908,354)	(10,075,145)	(716,299)	(7,661,469)
Net decrease	(610,902)	$(6,757,665)	(322,826)	$(3,454,289)

TENNESSEE TAX-FREE INCOME SERIES	Year Ended June 30, 2020		Year Ended June 30, 2019
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	481,990	$5,602,354	700,809	$7,887,110
Shares reinvested	130,095	1,507,977	153,456	1,734,873
Shares redeemed	(1,455,917)	(16,861,850)	(1,420,050)	(15,922,234)
Net decrease	(843,832)	$(9,751,519)	(565,785)	$(6,300,251)

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	Year Ended June 30, 2020		Year Ended June 30, 2019
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	28,717	$313,936	28,273	$300,410
Shares reinvested	7,600	82,906	9,019	95,560
Shares redeemed	(106,624)	(1,160,346)	(318,609)	(3,361,462)
Net decrease	(70,307)	$(763,504)	(281,317)	$(2,965,492)

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2020

4.	Capital Shares, continued

INTERMEDIATE GOVERNMENT BOND SERIES	Year Ended June 30, 2020		Year Ended June 30, 2019
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	106,461	$1,087,209	71,594	$708,045
Shares reinvested	28,982	296,444	30,032	297,623
Shares redeemed	(118,712)	(1,211,567)	(129,280)	(1,277,711)
Net increase/(decrease)	16,731	$172,086	(27,654)	$(272,043)

TAXABLE MUNICIPAL BOND SERIES	Year Ended June 30, 2020		Year Ended June 30, 2019
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	149,035	$1,543,704	204,809	$2,075,065
Shares reinvested	41,121	427,824	38,811	394,767
Shares redeemed	(47,990)	(500,600)	(136,412)	(1,382,880)
Net increase	142,166	$1,470,928	107,208	$1,086,952

5.	Principal Risks

Concentration of Credit Risk

The Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, and Tennessee Tax-Free Short-to-Medium Series each invest solely in debt obligations issued by the states of Alabama, Kentucky, Mississippi, North Carolina, and Tennessee, respectively, and their respective political subdivisions, agencies and public authorities to obtain funds for various public purposes. Each of these state-specific Funds is more susceptible to economic and political factors adversely affecting issuers of their states’ respective municipal securities than a fund that is not concentrated in these issuers to the same extent.

State-Specific Concentration Risk

Investment in a state-specific Fund may involve greater risk than an investment in a fund with a portfolio comprised of municipal securities issued by more than one state. This additional risk is due to the possibility of an economic, regulatory or political development unique to a single state or region that may adversely affect the performance of the Fund. Since the state-specific Fund invest in state-specific municipal securities, economic, regulatory and political events in such states are likely to directly affect the state-specific Fund’s investments and its performance.

Municipal Securities Risk

Many municipal securities are issued to finance similar projects (such as those relating to education, health care, housing, transportation, and utilities). As a result, conditions in those sectors may affect the overall municipal securities market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the supporting taxation or the inability to collect revenues for the specific project or specific assets. Municipal securities may be less liquid than taxable bonds and there may be less publicly available information on the financial condition of municipal securities issuers than for issuers of other securities, and the investment performance of a Fund investing in municipal securities may therefore be more dependent on the analytical abilities of the Adviser than if a Fund held other types of investments such as stocks or taxable bonds. The secondary market for municipal securities also tends to be less well developed or liquid than many other securities markets, a by-product of lower capital commitments to the asset class by the dealer community, which may adversely affect a Fund’s ability to sell municipal securities it holds at attractive prices or value municipal securities. A Fund may also invest in municipal lease obligations which differ from other municipal securities because the lease payments are subject to annual legislative appropriation. If the money is not appropriated, the lease can be cancelled without penalty and investors who own the lease obligations may not be paid.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2020

5.	Principal Risks, continued

Market Risk

The market values of municipal securities held by a Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity, interest rate fluctuations or as a result of supply and demand factors. Accordingly, the net asset value (NAV) of our shares will fluctuate. When there are more buyers than sellers, prices tend to rise. Conversely, when there are more sellers than buyers, prices tend to fall. Municipal securities may be issued on a when-issued or delayed basis, where payment and delivery take place at a future date. Since the market price of the security may fluctuate during the time before payment and delivery, the Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price.

Taxability Risk

The Funds’ investments in municipal securities rely on the opinion of the issuer’s bond counsel that the interest paid on those securities will not be subject to federal income tax. Tax opinions are generally provided at the time the municipal security is initially issued. However, after a Fund buys a security, the Internal Revenue Service may determine that the issuer has not complied with applicable tax requirements and a bond issued as tax-exempt should in fact be taxable. This may result in a significant decline in the value of the security.

Non-Diversification Risk (Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, Tennessee Tax-Free Short-to-Medium Series and Taxable Municipal Bond Series, only)

Since these Funds are non-diversified, they may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in increased volatility in the Funds’ performance and share price.

Risks Associated with Health Crises

An outbreak of respiratory disease caused by a novel coronavirus (COVID-19) was first detected in China in December 2019 and subsequently spread internationally. As of the date of issuance of these financial statements, COVID-19 has resulted in closing borders, enhanced health screenings, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of COVID-19 may be short term or may last for an extended period of time and result in a substantial economic downturn. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could negatively affect the worldwide economy, as well as the economies of individual countries, individual companies and market in general in significant and unforeseen ways. Any such impact could adversely affect a Fund’s performance, the performance of the securities in which a Fund invests and may lead to losses on an investment in a Fund.

6.	Federal Income Taxes

At June 30, 2020, the Funds’ capital loss carry-forwards available to offset future capital gains, as follows:

	Short-term	Long-term	Total
Alabama Tax Free Income Series	$35,043	$36,362	$71,405
Kentucky Tax-Free Short-to-Medium Series	114,186		114,186
North Carolina Tax-Free Income Series	1,216,937	365,211	1,582,148
Tennessee Tax-Free Income Series	288,388	17,178	305,566
Tennessee Tax-Free Short-to-Medium Series	—	269,581	269,581
Intermediate Government Bond Series	120,261	20,861	141,122

During the year ended June 30, 2020, the following Funds utilized capital loss carry-forwards as follows:

Alabama Tax Free Income Series	$18,246
Kentucky Tax-Free Income Series	205,343
Kentucky Tax-Free Short-to-Medium Series	146,952
North Carolina Tax-Free Income Series	172,080
North Carolina Tax-Free Short-to-Medium Series	149,538
Tennessee Tax-Free Income Series	122,701
Tennessee Tax-Free Short-to-Medium Series	1,796
Intermediate Government Bond Series	11,595
Taxable Municipal Bond Series	36,663

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2020

6.	Federal Income Taxes, continued

The distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are caused primarily due to the recognition of certain components of realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds. For the fiscal year ended June 30, 2020, the Funds did not have any reclassification of net assets.

The tax character of distributions paid for the years ended June 30, 2020 and 2019 were as follows:

	2020			2019
	Tax Exempt Income	Ordinary Income	Long-Term Capital Gain	Tax Exempt Income	Ordinary Income	Long-Term Capital Gain
Alabama Tax-Free Income Series	$680,102	$—	$—	$707,873	$—	$—
Kentucky Tax-Free Income Series	25,818,863	—	—	27,074,827	—	1,608,795
Kentucky Tax-Free Short-to-Medium Series	865,554	—	—	1,071,104	—	—
Mississippi Tax-Free Income Series	275,568	—	14,209	306,967	—	271
North Carolina Tax-Free Income Series	3,527,438	—	—	3,413,609	—	—
North Carolina Tax-Free Short-to-Medium Series	274,467	—	—	322,451	—	—
Tennessee Tax-Free Income Series	2,425,813	—	—	2,711,761	—	—
Tennessee Tax-Free Short-to-Medium Series	111,556	—	—	129,383	—	—
Intermediate Government Bond Series	—	360,002	—	—	372,107	—
Taxable Municipal Bond Series	—	629,639	—	—	571,063	—

At June 30, 2020, the Funds’ components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Net Long-term Capital Gain	Net Unrealized Appreciation/ Depreciation on Investments
Alabama Tax-Free Income	$—	$99,242	$—	$1,899,070
Kentucky Tax-Free Income	—	2,724,275	155,511	49,215,510
Kentucky Tax-Free Short-to-Medium	—	29,896	—	1,942,250
Mississippi Tax-Free Income	—	41,175	21,206	702,078
North Carolina Tax-Free Income	—	353,793	—	9,485,809
North Carolina Tax-Free Short-to-Medium	1,510	4,351	—	735,649
Tennessee Tax-Free Income	—	210,181	—	5,786,226
Tennessee Tax-Free Short-to-Medium	—	2,129	—	358,145
Intermediate Government Bond	4,407	—	—	994,013
Taxable Municipal Bond Series	13,498	—	82,346	961,096

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2020

6.	Federal Income Taxes, continued

	Accumulated Capital and Other Losses	Other Temporary Differences	Total Accumulated Earnings/(Losses)
Alabama Tax-Free Income	$(71,404)	$(99,242)	$1,827,666
Kentucky Tax-Free Income	-0-	(2,724,275)	49,371,021
Kentucky Tax-Free Short-to-Medium	(114,186)	(29,896)	1,828,064
Mississippi Tax-Free Income	-0-	(41,110)	723,349
North Carolina Tax-Free Income	(1,582,148)	(353,793)	7,903,661
North Carolina Tax-Free Short-to-Medium	-0-	(4,351)	737,159
Tennessee Tax-Free Income	(305,565)	(210,181)	5,480,661
Tennessee Tax-Free Short-to-Medium	(269,581)	(2,129)	88,564
Intermediate Government Bond	(141,122)	(4,407)	852,891
Taxable Municipal Bond Series	-0-	(13,498)	1,043,442

8.	Line of Credit Agreement and Custodian Agreement

Under the terms of an agreement with the Funds’ custodian, principal amounts up to 5% of a Fund’s net assets are available on a committed line of credit. The principal amounts borrowed are due on demand. The agreement expires on August 31, 2020, but may be renewed annually. Interest is payable based on the published prime rate of the bank. Securities with a minimum value of three times the loan proceeds will be assigned as collateral until the balance of the note and unpaid interest is paid in full and terminated.

At June 30, 2020, the Funds had an aggregate unused line of credit amount of $25,000,000. During the year ended June 30, 2020, the average interest rate on borrowings was 4.06% and the daily weighted average borrowings for each Fund with borrowings were as follows:

Weighted Average Borrowings
Alabama Tax-Free Income Series	$4,921
Kentucky Tax Free Income Series	31,899
Kentucky Tax-Free Short-to-Medium Series	8,033
Mississippi Tax-Free Income Series	1,331
North Carolina Tax-Free Income Series	34,358
North Carolina Tax-Free Short-to-Medium Series	4,721
Tennessee Tax-Free Income Series	32,762
Tennessee Short-to-Medium Tax-Free Series	1,710
Intermediate Government Bond Series	4,005
Taxable Municipal Bond Series	257

The Funds have a contractual agreement with the custodian whereby the Funds compensate the custodian for custodial services incurred exceeding the credits realized as a result of uninvested cash balances. Credits realized as a result of uninvested cash balances are used to reduce each Fund’s expenses. During the year, these credits reduced each Fund’s expenses by the amount shown on the Statement of Operations as “Custodian expense reduction.”

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of

Dupree Mutual Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Dupree Mutual Funds (the “Trust”) (comprising the Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, Tennessee Tax-Free Short-to-Medium Series, Intermediate Government Bond Series, and Taxable Municipal Bond Series) (collectively referred to as the “Funds”)), including the schedules of portfolio investments, as of June 30, 2020, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising Dupree Mutual Funds at June 30, 2020, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2020, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Dupree Mutual Funds investment companies since 1997.

Cincinnati, Ohio

August 26, 2020

DUPREE MUTUAL FUNDS

OTHER UNAUDITED INFORMATION

June 30, 2020

Trustee and officer information

The following table sets forth information as to the Trustees and officers:

Name, Address and Age	Position(s) held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held in Publicly Traded Companies
Interested Trustee and Officers:
Allen E. Grimes, III(1) 125 South Mill Street Lexington, KY 40507 Age: 57	Trustee, President	Annual Term; 14 years of service as Executive Vice President, 2 years as President	President, Dupree & Company, Inc.	10	N/A
Michelle M. Dragoo 125 South Mill Street Lexington, KY 40507 Age: 59	Vice President, Secretary, Treasurer	Annual Term; 22 years of service as Vice President, 20 years of service as Secretary, Treasurer	Vice President, Secretary, Treasurer of Dupree & Company, Inc.	N/A	N/A
Huston B. Combs 125 South Mill Street Lexington, KY 40507 Age: 43	Vice President	Annual Term; 2 years of service	Dupree & Company, Inc. (2017 to present); Gess Mattingly & Atchison, P.S.C. (law firm) (2003-2017)	N/A	N/A
Vincent H. Harrison 125 South Mill Street Lexington, KY 40507 Age: 49	Assistant Secretary, Assistant Treasurer	Annual Term; 5 years of service	Vice President Dupree & Company, Inc.	N/A	N/A
Martin Dean Ultimus Fund Solutions 225 Pictoria Drive Suite 450 Cincinnati, OH 45246 Age: 56	Compliance Officer	Annual Term; 3 years of service	Vice President, Director of Fund Compliance Ultimus Fund Solutions, LLC (January 2016-present); Senior Vice President, Huntington Asset Services (July 2013-December 2015)	N/A	N/A
Independent Trustees:
James C. Baughman, Jr. 1999 Richmond Road Suite 2A Lexington, KY 40502 Age: 57	Trustee Chair, Nominating Committee	Indefinite Term/ Since October 2007	President, CJN Advisors, LLC (2013 – present; business consulting); President, Blue Horse Entries, LLC (2014 to present; online business support services for equestrian events); President, H&S Parent, Inc. (2017 to present; health and wellness)	10	Advisory Board, Community Trust Bank
Ann Rosenstein Giles 343 Waller Avenue Suite 100 Lexington, KY 40504 Age: 68	Trustee Chair, Valuation Committee	Indefinite Term/ Since October 2011	AJ Marketing Partners (self-employed marketing consultant)	10	N/A
Marc A. Mathews 500 S. Mill Street Lexington, KY 40508 Age: 62	Trustee Chairman Chair, Audit Committee	Indefinite Term/ Since October 2011	Vice President for Finance and Business, Transylvania University	10	Director, Bank of the Bluegrass
Knox van Nagell Pfister 125 South Mill Street Lexington, KY 40507 Age: 42	Trustee	Indefinite Term Since August 2019	General Counsel Mt. Brilliant Farm and Boone Creek LLC (2017 – present); Sr. Director of Philanthropy UK Health Care (2016-2017); Executive Director, Fayette Alliance (2006-2016)	10	N/A

(1)	Allen E. Grimes, III is considered to be an “interested person” as defined in section 2(a)(19) of the Investment Company Act of 1940 by virtue of his affiliation with the Adviser.

DUPREE MUTUAL FUNDS

OTHER UNAUDITED INFORMATION

June 30, 2020

Trustee and officer information, continued

Effective June 8, 2020, William A. Combs, Jr. was no longer a Trustee.

As of June 30, 2020, none of the Independent Trustees or members of their immediate family held any beneficial interest in the Trust’s Investment Adviser. Further, the Trust does not have an underwriter.

The Statement of Additional Information (“SAI”) includes additional information about Trustees and officers and is available upon request without charge. Please call (800) 866-0614 to request the SAI.

Proxy Voting Information

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve months ended June 30, 2020, is available without charge upon request by calling (800) 866-0614, or on the Securities and Exchange Commission’s website at http://www.sec.gov. For the year ended June 30, 2020, the Funds exercised no proxy votes due to the fact that the debt instruments in which the Funds invest carry no voting rights.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-PORT. The information will be publicly available 60 days after the end of the period. The complete listing of each Fund’s portfolio holdings is available on the Commission’s website at http://www.sec.gov and will be made available to shareholders upon request by calling (800) 866-0614.

Liquidity Risk Management Program

The Trust has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The Trust’s Board of Trustees (the “Board”) designated certain officers of the Trust as the administrator of the Program (“Liquidity Administrator”). The Program is reasonably designed to assess and manage the liquidity risk of each Fund. Liquidity risk is the risk that each Fund could not meet requests to redeem shares issued by each Fund without significant dilution of remaining investors’ interests.

Liquidity Risk Management Program, continued:

The Liquidity Administrator provided a written report to the Board for consideration at its May 2020 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from the adoption of the Program on December 1, 2018 through March 31, 2020 (the “Covered Period”). The report concluded that during the Covered Period the Program operated effectively and was adequately and effectively implemented to assess and manage each Fund’s liquidity risk. The Liquidity Administrator also reported that there were no liquidity events that impacted each Fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.

There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in each Fund may be subject, can be found in each fund’s prospectus.

DUPREE MUTUAL FUNDS

OTHER UNAUDITED INFORMATION

June 30, 2020

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur ongoing costs including investment advisory fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended June 30, 2020” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses which is not the Funds’ actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Net Expense Ratio Annualized June 30, 2020	Beginning Account Value January 1, 2020*	Ending Account Value June 30, 2020**	Expenses Paid During the Six Months Ended June 30, 2020
Alabama Tax-Free Income Series
Actual	.70%	$1,000.00	$1,027.30	$3.52
Hypothetical	.70	1,000.00	1,024.86	3.52
Kentucky Tax-Free Income Series
Actual	.56	1,000.00	1,015.32	2.81
Hypothetical	.56	1,000.00	1,024.86	2.82
Kentucky Tax-Free Short-to-Medium Series
Actual	.70	1,000.00	1,013.23	3.48
Hypothetical	.70	1,000.00	1,024.86	3.50
Mississippi Tax-Free Income Series
Actual	.70	1,000.00	1,019.94	3.51
Hypothetical	.70	1,000.00	1,024.86	3.52
North Carolina Tax-Free Income Series
Actual	.69	1,000.00	1,022.28	3.45
Hypothetical	.69	1,000.00	1,024.86	3.46
North Carolina Tax-Free Short-to-Medium Series
Actual	.70	1,000.00	1,016.11	3.50
Hypothetical	.70	1,000.00	1,024.86	3.51
Tennessee Tax-Free Income Series
Actual	.70	1,000.00	1,018.75	3.50
Hypothetical	.70	1,000.00	1,024.86	3.51
Tennessee Tax-Free Short-to-Medium Series
Actual	.70	1,000.00	1,017.35	3.50
Hypothetical	.70	1,000.00	1,024.86	3.52

DUPREE MUTUAL FUNDS

OTHER UNAUDITED INFORMATION

June 30, 2020

Schedule of Shareholder Expenses, continued

	Net Expense Ratio Annualized June 30, 2020	Beginning Account Value January 1, 2020*	Ending Account Value June 30, 2020**	Expenses Paid During the Six Months Ended June 30, 2020
Intermediate Government Bond Series
Actual	.68	$1,000.00	$1,024.27	$3.40
Hypothetical	.68	1,000.00	1,024.86	3.40
Taxable Municipal Bond Series
Actual	.70	1,000.00	1,025.86	3.51
Hypothetical	.70	1,000.00	1,024.86	3.51

*	The example is based on an investment of $1,000 invested at the beginning of the period.
**	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period multiplied by [182/366] (to reflect one-half year period).

Item 2. Code of Ethics: The registrant has not adopted a code of ethics that applies to the principal executive officer, principal financial officer, principal accounting officer and persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. The registrant believes that the registrant’s code of ethics established pursuant to Rule 17j-1 under the Investment Company Act of 1940 covers such officers and persons.

Item 3. Audit Committee Financial Expert: The board does not have a financial expert serving on the audit committee. The registrant’s audit committee is comprised of all Trustees all of who are non-interested and independent. The audit committee believes that the collective experience and expertise of the members in assessing the performance of companies and the evaluation of financial statements is sufficient to assess the issues which can reasonably be expected to be raised by the Trust’s financial statements.

Item 4. Principal Accountant Fees and Services:

(a)	Audit Fees.
Year ended June 30, 2019: $156,600
Year ended June 30, 2020 $161,300

(b)	Audit Related Fees.
Year ended June 30, 2019: None
Year ended June 30, 2020 None

(c)	Tax Fees (consisting of income and excise tax compliance services)
Year ended June 30, 2019: $43,600
Year ended June 30, 2020 $44,900

(d)	All Other Fees (Fees for all other services)
Year ended June 30, 2019 $30,000
(consisted of examination of transfer agent ($11,400); Anti-Money Laundering advisory services ($8,900) and Review of Semi-Annual report ($9,700))
Year ended June 30, 2020 $30,900
(consisted of examination of transfer agent ($11,700); Anti-Money Laundering advisory services ($9,200) and Review of Semi-Annual report ($10,000))
(e)

(1) (2) The Registrant’s Audit Committee must pre-approve all audit services and non-audit services that the principal accountant provides to the Registrant. The Audit committee must also pre-approve any engagement of the principal accountant to provide non-audit services to the Registrant’s investment adviser, or any affiliate of the adviser that provides ongoing services to the Registrant, if such non-audit services directly impact the Registrant’s operations and financial reporting. All services (b) through (d) were pre-approved by the Audit Committee.

(f)

The Registrant has been advised by the Principal Accountant that no persons other than full time permanent employees have been engaged to audit the Registrant’s Financial Statements for the fiscal year ended June 30, 2020.

(g)	The aggregate non audit fees billed by the Registrant’s Accountant to the Registrant were:

Year ended June 30, 2019: $73,600
Year ended June 30, 2020: $75,800
(h)	Services were pre-approved by the Registrant’s Audit Committee.

Item 5. Not applicable.

Item 6.

(a)	Included as part of item 1.
(b)	Not Applicable

Item 7. Not applicable

Item 8. Not applicable.

Item 9. Not applicable

Item 10. There have been no changes to the procedures by which shareholders may recommend nominees to the board of trustees nominating committee.

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Not applicable.

Item 13. Exhibits

(a)(1)	Code of Ethics
(a)(2)

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not applicable
(a)(4)	Not applicable.

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dupree Mutual Funds

By:	/s/ Michelle M. Dragoo
Michelle M. Dragoo,
Vice President, Secretary, Treasurer

Date: August 26, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Dupree Mutual Funds

By:	/s/ Allen E. Grimes, III
Allen E. Grimes, III,
President

Date: August 26, 2020